UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2022

*This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
August 31, 2022
MFS®  Diversified
Income Fund
DIF-SEM

MFS® Diversified
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in fixed income and currency markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
October 17, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Prologis, Inc., REIT	1.3%
U.S. Treasury Ultra Bond Future - DEC 2022	1.2%
U.S. Treasury Note 10 yr Future - DEC 2022	1.2%
Equinix, Inc., REIT	1.1%
Extra Space Storage, Inc., REIT	1.0%
Merck & Co., Inc.	0.9%
UMBS, TBA, 2.5%, 30 year	0.9%
U.S. Treasury Note 5 yr Future - DEC 2022	0.8%
UMBS, TBA, 2%, 30 year	0.7%
U.S. Treasury Ultra Note 10 yr Future - DEC 2022	(1.8)%
GICS equity sectors (g)(i)
Real Estate	13.1%
Health Care	4.0%
Consumer Staples	3.8%
Financials	3.1%
Information Technology	1.9%
Industrials	1.5%
Materials	1.0%
Communication Services	1.0%
Utilities	0.9%
Consumer Discretionary	0.7%
Energy	0.5%
Convertible Debt	0.1%
Index Options	(0.5)%
Fixed income sectors (i)
High Yield Corporates	20.9%
Emerging Markets Bonds	14.5%
Investment Grade Corporates	14.3%
Mortgage-Backed Securities	6.6%
U.S. Treasury Securities	6.4%
Collateralized Debt Obligations	0.4%
Commercial Mortgage-Backed Securities	0.4%
Non-U.S. Government Bonds	0.2%
Municipal Bonds	0.2%
Asset-Backed Securities	0.1%
U.S. Government Agencies (o)	0.0%

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	0.7%
AA	2.1%
A	5.8%
BBB	12.2%
BB	16.5%
B	10.3%
CCC	2.9%
CC	0.1%
C (o)	0.0%
D	0.1%
U.S. Governments	4.4%
Federal Agency	6.6%
Not Rated	2.3%
Non-Fixed Income	31.1%
Cash & Cash Equivalents	6.4%
Other	(1.5)%
Issuer country weightings (i)(x)
United States	69.9%
Canada	2.5%
United Kingdom	2.4%
Japan	1.5%
China	1.4%
Switzerland	1.4%
Mexico	1.2%
India	0.9%
France	0.9%
Other Countries	17.9%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2022 through August 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/22	Ending Account Value 8/31/22	Expenses Paid During Period (p) 3/01/22-8/31/22
A	Actual	0.98%	$1,000.00	$917.39	$4.74
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
C	Actual	1.73%	$1,000.00	$913.91	$8.35
	Hypothetical (h)	1.73%	$1,000.00	$1,016.48	$8.79
I	Actual	0.73%	$1,000.00	$918.54	$3.53
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
R1	Actual	1.73%	$1,000.00	$913.84	$8.35
	Hypothetical (h)	1.73%	$1,000.00	$1,016.48	$8.79
R2	Actual	1.23%	$1,000.00	$916.22	$5.94
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
R3	Actual	0.98%	$1,000.00	$916.68	$4.73
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R4	Actual	0.73%	$1,000.00	$918.62	$3.53
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
R6	Actual	0.63%	$1,000.00	$918.99	$3.05
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.89%, $4.30, and $4.53 for Class A, 1.64%, $7.91, and $8.34 for Class C, 0.64%, $3.09, and $3.26 for Class I, 1.64%, $7.91, and $8.34 for Class R1, 1.14%, $5.51, and $5.80 for Class R2, 0.89%, $4.30, and $4.53 for Class R3, 0.64%, $3.10, and $3.26 for Class R4, and 0.54%, $2.61, and $2.75 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 39.5%
Aerospace & Defense – 0.3%
Boeing Co., 5.15%, 5/01/2030	$2,366,000	$2,328,642
Boeing Co., 3.75%, 2/01/2050	1,459,000	1,047,059
Boeing Co., 5.805%, 5/01/2050	787,000	754,834
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	1,258,000	1,195,100
Raytheon Technologies Corp., 1.9%, 9/01/2031	1,540,000	1,242,768
Raytheon Technologies Corp., 2.375%, 3/15/2032	1,796,000	1,508,170
Raytheon Technologies Corp., 3.03%, 3/15/2052	1,272,000	925,928
		$9,002,501
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$667,000	$637,396
Tapestry, Inc., 3.05%, 3/15/2032	1,561,000	1,243,208
		$1,880,604
Asset-Backed & Securitized – 0.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.144%, 11/15/2054 (i)	$6,529,203	$412,652
ACREC 2021-FL1 Ltd., “A”, FLR, 3.527% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	1,091,500	1,047,856
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 3.891% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	998,500	942,958
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 4.091% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	484,000	463,901
AREIT 2022-CRE6 Trust, “AS”, FLR, 3.657% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	946,500	908,640
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.754%, 2/15/2054 (i)	3,544,443	343,484
BDS 2021-FL7 Ltd., “B”, FLR, 3.877% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	431,500	405,745
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)	6,692,187	436,414
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)	6,507,480	342,668
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)	7,603,807	582,006
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	6,962,076	361,073
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	513,698	485,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.997%, 12/15/2072 (i)(n)	$9,431,317	$447,512
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)	4,825,690	224,704
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.07%, 8/15/2055 (i)	8,000,000	534,746
KREF 2018-FT1 Ltd., “A”, FLR, 3.45% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	478,500	460,654
KREF 2018-FT1 Ltd., “AS”, FLR, 3.68% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	526,000	497,788
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	509,000	507,764
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.141% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	721,208
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.238% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,333,368
MF1 2020-FL4 Ltd., “A”, FLR, 4.111% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,235,767	1,229,250
MF1 2021-FL5 Ltd., “AS”, FLR, 3.611% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	985,000	959,943
MF1 2021-FL5 Ltd., “B”, FLR, 3.861% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,216,435
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	9,752,484	381,576
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)	2,696,359	202,939
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 4.334% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,284,410
PFP III 2021-7 Ltd., “AS”, FLR, 3.541% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,383,931	1,318,564
PFP III 2021-8 Ltd., “A”, FLR, 3.387% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	913,652	877,996
PFP III 2021-8 Ltd., “AS”, FLR, 3.637% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	1,010,000	980,115
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 3.444% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	626,088	612,669
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.643% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	359,179	349,964
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.944% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	109,000	105,723
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	540,000	539,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.119%, 1/15/2052 (i)(n)	$5,408,174	$245,711
		$22,765,452
Automotive – 0.1%
Hyundai Capital America, 1.8%, 1/10/2028 (n)	$852,000	$708,090
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,301,000	2,421,040
		$3,129,130
Broadcasting – 0.6%
Discovery Communications LLC, 3.625%, 5/15/2030	$2,384,000	$2,088,651
Discovery Communications LLC, 4%, 9/15/2055	1,082,000	716,829
Magallanes, Inc., 4.279%, 3/15/2032 (n)	2,105,000	1,834,158
Magallanes, Inc., 5.391%, 3/15/2062 (n)	882,000	707,984
Prosus N.V., 3.68%, 1/21/2030 (n)	1,602,000	1,288,741
Prosus N.V., 3.061%, 7/13/2031 (n)	1,227,000	910,962
Prosus N.V., 4.193%, 1/19/2032 (n)	881,000	705,328
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	723,486
Prosus N.V., 3.832%, 2/08/2051 (n)	3,774,000	2,352,708
Walt Disney Co., 3.35%, 3/24/2025	2,391,000	2,356,341
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,836,177
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,147,109
		$16,668,474
Brokerage & Asset Managers – 0.3%
Ameriprise Financial, Inc., 4.5%, 5/13/2032	$635,000	$633,155
Brookfield Finance, Inc., 2.34%, 1/30/2032	2,751,000	2,209,398
Charles Schwab Corp., 1.95%, 12/01/2031	1,974,000	1,608,813
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	2,023,000	1,597,320
Intercontinental Exchange, Inc., 3%, 9/15/2060	1,822,000	1,242,371
		$7,291,057
Building – 0.2%
Fortune Brands Home & Security, Inc., 4%, 3/25/2032	$3,331,000	$2,953,048
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	1,646,000	1,408,976
Vulcan Materials Co., 3.5%, 6/01/2030	360,000	324,198
Vulcan Materials Co., 4.5%, 6/15/2047	325,000	286,643
		$4,972,865
Business Services – 0.5%
Equifax, Inc., 3.1%, 5/15/2030	$2,237,000	$1,960,245
Equifax, Inc., 2.35%, 9/15/2031	1,531,000	1,233,950
Equinix, Inc., 2.5%, 5/15/2031	2,649,000	2,173,089
Fiserv, Inc., 4.4%, 7/01/2049	1,953,000	1,695,228

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Mastercard, Inc., 3.85%, 3/26/2050		$1,013,000	$917,533
S&P Global, Inc., 3.7%, 3/01/2052 (n)		1,308,000	1,122,472
Visa, Inc., 2.05%, 4/15/2030		3,932,000	3,445,674
Visa, Inc., 2.7%, 4/15/2040		1,818,000	1,452,860
Visa, Inc., 2%, 8/15/2050		1,791,000	1,160,728
			$15,161,779
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,842,000	$1,625,565
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		2,175,000	2,152,881
Comcast Corp., 1.5%, 2/15/2031		927,000	744,493
Comcast Corp., 3.75%, 4/01/2040		909,000	788,879
United Group B.V., 4.625%, 8/15/2028 (n)	EUR	367,000	300,586
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$1,273,000	852,973
			$6,465,377
Chemicals – 0.1%
GC Treasury Center Co. Ltd. (Kingdom of Thailand), 5.2%, 3/30/2052 (n)		$1,793,000	$1,581,357
RPM International, Inc., 4.55%, 3/01/2029		1,380,000	1,319,431
RPM International, Inc., 4.25%, 1/15/2048		110,000	88,494
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		1,455,000	1,222,200
			$4,211,482
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050		$5,606,000	$4,080,215
VeriSign, Inc., 4.75%, 7/15/2027		2,617,000	2,574,879
			$6,655,094
Computer Software - Systems – 0.3%
Apple, Inc., 2.05%, 9/11/2026		$3,416,000	$3,193,320
Apple, Inc., 1.7%, 8/05/2031		3,997,000	3,374,248
Apple, Inc., 2.65%, 5/11/2050		2,850,000	2,086,448
			$8,654,016
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040		$1,739,000	$1,368,188
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		1,187,000	1,115,186
Otis Worldwide Corp., 2.565%, 2/15/2030		3,825,000	3,291,181
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,927,000	1,868,419
			$7,642,974

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.0%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$698,055
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029		$1,321,000	$1,209,913
Mattel, Inc., 3.75%, 4/01/2029 (n)		1,163,000	1,036,233
			$2,246,146
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,755,000	$1,687,093
Booking Holdings, Inc., 4.625%, 4/13/2030		876,000	881,110
Conservation Fund, 3.474%, 12/15/2029		1,031,000	931,977
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,094,020
			$4,594,200
Containers – 0.1%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$806,000	$652,875
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		2,000,000	1,680,398
			$2,333,273
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$3,044,000	$2,870,985
Electronics – 0.2%
Broadcom, Inc., 3.187%, 11/15/2036 (n)		$1,648,000	$1,224,771
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		2,663,000	2,357,634
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042		1,216,000	869,663
			$4,452,068
Emerging Market Quasi-Sovereign – 3.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$1,915,000	$1,877,657
Abu Dhabi Ports Co. PJSC, 2.5%, 5/06/2031		828,000	721,768
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		530,000	427,491
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	282,270
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,225,515
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,503,000
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,694,000	1,344,203
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$1,764,000	1,761,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT - 1yr. + 2.75%) to 9/28/2030	$753,000	$712,353
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)	932,000	845,790
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)	1,391,000	1,067,593
Consorcio Transmantaro S.A. (Republic of Peru), 5.2%, 4/11/2038 (n)	837,000	772,133
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031	1,264,000	982,874
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	1,464,000	1,456,680
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	2,643,000	2,156,085
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170	1,170,000	1,162,161
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	1,694,000	1,394,247
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	1,391,000	1,168,440
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	655,000	642,909
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)	2,885,000	2,728,460
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,157,210	977,842
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	1,176,910	948,884
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	1,322,000	1,189,800
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027	1,496,000	1,193,060
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047	1,673,000	1,105,135
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	2,684,000	2,387,955
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	2,640,000	2,178,284
Indian Railway Finance Corp., 3.57%, 1/21/2032 (n)	738,000	639,241
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	1,553,000	1,346,451
KazMunayGas National Co., 5.75%, 4/19/2047	1,109,000	911,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$2,119,000	$2,101,139
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169	1,612,000	1,378,260
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	910,000	952,088
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)(n)	3,111,000	614,034
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	1,664,000	1,486,960
NPC Ukrenergo (Ukraine), 6.875%, 11/09/2028 (a)(n)	905,000	167,425
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044	2,448,000	2,160,105
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	2,245,000	1,604,995
Oleoducto Central S.A. (Republic of Columbia), 4%, 7/14/2027	1,081,000	937,370
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)	1,614,000	1,444,259
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	1,210,000	1,153,684
Pertamina PT, 5.625%, 5/20/2043	957,000	923,048
Petroleos Mexicanos, 6.84%, 1/23/2030	2,358,000	1,915,734
Petroleos Mexicanos, 6.75%, 9/21/2047	3,572,000	2,252,539
Petroleos Mexicanos, 7.69%, 1/23/2050	6,564,000	4,522,596
Petroleos Mexicanos, 6.95%, 1/28/2060	3,229,000	2,026,601
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	683,000	654,968
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	1,343,000	1,040,150
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	589,400	324,170
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	639,600	319,120
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)	1,228,000	1,108,117
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026	1,293,000	1,213,240
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	1,564,000	1,446,323
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)	1,473,000	1,307,287
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)	1,883,000	1,607,668
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,397,000	1,218,002
Qatar Petroleum, 3.125%, 7/12/2041 (n)	1,997,000	1,622,562

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Qatar Petroleum, 3.3%, 7/12/2051 (n)		$1,053,000	$838,451
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,064,550
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		593,000	539,016
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		3,601,000	2,604,855
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		5,170,000	5,440,598
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		3,263,000	3,370,562
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		1,018,040	862,066
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	908,448
			$90,241,997
Emerging Market Sovereign – 5.8%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,396,000	$1,098,163
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,695,000	1,188,344
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		1,492,000	896,668
Arab Republic of Egypt, 7.903%, 2/21/2048		2,991,000	1,797,543
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		2,842,000	1,828,344
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	938,669
Czech Republic, 2.75%, 7/23/2029	CZK	59,400,000	2,124,043
Dominican Republic, 6%, 7/19/2028 (n)		$3,561,000	3,401,295
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,563,388
Dominican Republic, 4.875%, 9/23/2032 (n)		2,931,000	2,365,014
Dominican Republic, 6%, 2/22/2033 (n)		2,048,000	1,783,949
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	741,903
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,612,663
Dominican Republic, 5.875%, 1/30/2060		2,407,000	1,700,999
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,052,683
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,839,000	1,227,385
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	618,803
Federative Republic of Brazil, 10%, 1/01/2023	BRL	14,946,000	2,839,216
Federative Republic of Brazil, 10%, 1/01/2025		3,577,000	659,452
Federative Republic of Brazil, 4.75%, 1/14/2050		$1,053,000	762,204
Government of Ukraine, 7.75%, 9/01/2028 (a)		1,262,000	255,555
Government of Ukraine, 6.876%, 5/21/2031 (a)		598,000	113,620
Government of Ukraine, 4.375%, 1/27/2032 (a)(n)	EUR	1,074,000	186,182
Government of Ukraine, 7.253%, 3/15/2035 (a)		$3,089,000	540,575
Government of Ukraine, 0%, 5/31/2041 (a)		3,091,000	927,300
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)		1,242,000	1,229,207
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,128,000
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,663,000	3,003,220

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)		$1,550,000	$964,100
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	794,533
Kingdom of Morocco, 4%, 12/15/2050 (n)		1,126,000	730,774
Kingdom of Morocco, 4%, 12/15/2050		1,762,000	1,143,538
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		1,288,000	1,104,906
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		2,723,000	2,540,831
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		3,863,000	3,643,195
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,445,000	1,110,376
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	1,841,641
Oriental Republic of Uruguay, Inflation Linked Bond, 3.88%, 7/02/2040		90,843,573	2,270,817
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,899,000	1,553,230
Republic of Angola, 9.375%, 5/08/2048		2,905,000	2,213,320
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,568,750
Republic of Argentina, 3.875%, 1/09/2038		7,243,000	2,029,396
Republic of Argentina, 3.5%, 7/09/2041		1,160,000	304,349
Republic of Cameroon, 5.95%, 7/07/2032	EUR	1,136,000	812,539
Republic of Colombia, 5.75%, 11/03/2027	COP	11,984,300,000	2,088,515
Republic of Colombia, 5.2%, 5/15/2049		$1,236,000	841,248
Republic of Costa Rica, 7%, 4/04/2044		1,207,000	1,052,265
Republic of Costa Rica, 7.158%, 3/12/2045		1,683,000	1,490,742
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,724,000	1,308,063
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	1,589,200
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	411,423
Republic of Ecuador, 2.5%, 7/31/2035 (n)		$1,794,406	690,286
Republic of Ecuador, 2.5%, 7/31/2035		1,821,000	700,516
Republic of Ecuador, 1.5%, 7/31/2040 (n)		3,326,765	1,164,368
Republic of Ecuador, 1.5%, 7/31/2040		4,941,000	1,729,350
Republic of Gabon, 7%, 11/24/2031 (n)		1,215,000	903,255
Republic of Ghana, 7.75%, 4/07/2029 (n)		982,000	368,250
Republic of Ghana, 8.625%, 4/07/2034		1,170,000	414,339
Republic of Ghana, 7.875%, 2/11/2035		2,325,000	821,097
Republic of Guatemala, 5.25%, 8/10/2029 (n)		907,000	884,904
Republic of Guatemala, 4.9%, 6/01/2030		3,018,000	2,867,197
Republic of Guatemala, 3.7%, 10/07/2033 (n)		1,018,000	822,976
Republic of Guatemala, 4.65%, 10/07/2041 (n)		808,000	639,391
Republic of Guatemala, 6.125%, 6/01/2050		2,624,000	2,393,697
Republic of Hungary, 5.25%, 6/16/2029 (n)		2,337,000	2,248,895
Republic of Hungary, 5.5%, 6/16/2034 (n)		2,223,000	2,072,685
Republic of Indonesia, 4.4%, 6/06/2027 (n)		1,232,000	1,244,330
Republic of Indonesia, 4.7%, 6/06/2032 (n)		1,227,000	1,262,114
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	804,643
Republic of Indonesia, 5.125%, 1/15/2045		$1,390,000	1,369,364

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 4.35%, 1/11/2048		$2,767,000	$2,494,201
Republic of Kazakhstan, 6.5%, 7/21/2045		859,000	863,896
Republic of Kenya, 8%, 5/22/2032		1,961,000	1,450,905
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	1,212,408
Republic of Panama, 3.362%, 6/30/2031 (n)		1,539,000	1,338,930
Republic of Paraguay, 3.849%, 6/28/2033 (n)		612,000	523,053
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	3,762,101
Republic of Paraguay, 5.6%, 3/13/2048		2,372,000	2,015,831
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	1,626,288
Republic of Philippines, 4.2%, 3/29/2047		1,183,000	1,071,883
Republic of Romania, 5.25%, 11/25/2027 (n)		1,484,000	1,440,584
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	1,556,000	1,123,676
Republic of Romania, 2%, 1/28/2032 (n)		1,241,000	858,359
Republic of Romania, 2%, 1/28/2032		1,150,000	795,417
Republic of Romania, 2%, 4/14/2033 (n)		3,229,000	2,133,577
Republic of Romania, 3.75%, 2/07/2034 (n)		813,000	633,480
Republic of Romania, 2.625%, 12/02/2040 (n)		602,000	349,497
Republic of Romania, 2.75%, 4/14/2041 (n)		1,029,000	597,878
Republic of Senegal, 4.75%, 3/13/2028 (n)		960,000	810,247
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	741,639
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	954,000	549,524
Republic of South Africa, 5.875%, 4/20/2032		$1,159,000	1,031,626
Republic of South Africa, 5.65%, 9/27/2047		1,596,000	1,139,072
Republic of South Africa, 5.75%, 9/30/2049		1,359,000	967,263
Republic of South Africa, 7.3%, 4/20/2052		2,881,000	2,390,101
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		4,379,000	1,533,578
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)		2,892,000	962,143
Republic of Turkey, 5.75%, 5/11/2047		2,106,000	1,274,079
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		1,498,000	1,162,718
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		835,000	641,455
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		1,909,000	1,145,400
Russian Federation, 4.25%, 6/23/2027 (a)		3,000,000	1,380,000
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,088,000	1,092,323
State of Qatar, 4.625%, 6/02/2046		853,000	863,785
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	2,494,914
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,275,404
State of Qatar, 4.817%, 3/14/2049		619,000	638,734
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	638,882
Sultanate of Oman, 6.5%, 3/08/2047		2,434,000	2,127,404
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	3,693,046
Sultanate of Oman, 7%, 1/25/2051 (n)		3,249,000	2,993,824
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,187,330
United Arab Emirates, 4.951%, 7/07/2052 (n)		2,155,000	2,271,262

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 7.75%, 5/29/2031	MXN	19,300,000	$880,788
United Mexican States, 4.875%, 5/19/2033		$2,261,000	2,165,946
United Mexican States, 3.5%, 2/12/2034		1,435,000	1,200,447
United Mexican States, 4.28%, 8/14/2041		972,000	776,855
United Mexican States, 4.5%, 1/31/2050		2,159,000	1,707,900
United Mexican States, 4.4%, 2/12/2052		1,036,000	792,107
			$165,215,555
Energy - Independent – 0.7%
Energean Israel Finance Ltd., 5.375%, 3/30/2028		$722,000	$647,995
Energean PLC, 6.5%, 4/30/2027 (n)		1,565,000	1,413,683
EQT Corp., 3.625%, 5/15/2031 (n)		1,943,000	1,715,193
Hess Corp., 5.8%, 4/01/2047		1,678,000	1,665,246
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		2,841,000	2,698,950
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		1,146,000	1,012,625
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		1,636,000	1,384,555
Pioneer Natural Resources Co., 1.9%, 8/15/2030		2,149,000	1,750,892
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		2,195,000	1,614,291
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	1,822,340
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		4,736,000	3,575,680
			$19,301,450
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 1.749%, 8/10/2030		$1,672,000	$1,381,279
BP Capital Markets America, Inc., 3.001%, 3/17/2052		1,301,000	944,929
Cenovus Energy, Inc., 4.4%, 4/15/2029		880,000	854,914
Cenovus Energy, Inc., 2.65%, 1/15/2032		1,012,000	830,609
Cenovus Energy, Inc., 6.75%, 11/15/2039		801,000	875,614
Cenovus Energy, Inc., 3.75%, 2/15/2052		238,000	183,818
Eni S.p.A., 4.75%, 9/12/2028 (n)		1,818,000	1,793,700
Eni S.p.A., 4.25%, 5/09/2029 (n)		976,000	926,504
			$7,791,367
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,425,000	$1,306,190
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		434,000	350,252
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		346,000	254,739
Air Lease Corp., 2.875%, 1/15/2032		4,076,000	3,267,045
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		909,000	837,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$855,000	$790,380
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,332,753
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	2,255,000	2,198,625
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	1,969,601
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)	1,792,000	252,097
Times China Holdings Ltd., 6.75%, 7/08/2025	1,256,000	188,245
		$12,747,709
Food & Beverages – 0.7%
Agrosuper S.A., 4.6%, 1/20/2032 (n)	$610,000	$516,382
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	1,364,000	1,418,168
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	1,588,000	1,123,415
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,036,000	978,381
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,121,000	1,967,227
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	1,439,000	1,251,930
Constellation Brands, Inc., 2.25%, 8/01/2031	1,839,000	1,497,675
Constellation Brands, Inc., 4.1%, 2/15/2048	3,081,000	2,588,908
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	1,248,000	1,235,340
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,065,000	925,597
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)	1,557,000	1,346,821
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	740,302
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,419,000	1,412,739
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,038,715
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,209,270
SYSCO Corp., 2.45%, 12/14/2031	1,256,000	1,051,255
SYSCO Corp., 4.45%, 3/15/2048	1,219,000	1,078,244
		$21,380,369
Gaming & Lodging – 0.3%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	$1,716,000	$1,341,544
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	654,000	529,456
Marriott International, Inc., 2.85%, 4/15/2031	2,566,000	2,136,351
Marriott International, Inc., 3.5%, 10/15/2032	2,052,000	1,755,551
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	264,000	247,281
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	527,000	463,367
VICI Properties LP, REIT, 4.75%, 2/15/2028	1,316,000	1,262,844

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
VICI Properties LP, REIT, 5.625%, 5/15/2052	$501,000	$463,246
		$8,199,640
Industrial – 0.2%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)	$1,178,000	$1,065,383
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027	1,811,000	1,702,340
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	1,470,000	1,397,557
Howard University, Washington D.C., 2.738%, 10/01/2022	190,000	189,680
Howard University, Washington D.C., 2.801%, 10/01/2023	209,000	205,380
Howard University, Washington D.C., 2.416%, 10/01/2024	230,000	219,603
Howard University, Washington D.C., 2.516%, 10/01/2025	285,000	268,045
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,479,557
		$6,527,545
Insurance – 0.1%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$1,039,000	$933,315
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,580,000	2,187,294
		$3,120,609
Insurance - Health – 0.2%
Humana, Inc., 2.15%, 2/03/2032	$1,951,000	$1,579,540
Humana, Inc., 4.95%, 10/01/2044	2,242,000	2,151,051
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,696,170
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,234,000	1,229,600
		$6,656,361
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$3,843,000	$3,102,537
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	187,000	157,252
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	3,206,000	3,140,971
		$6,400,760
International Market Quasi-Sovereign – 0.1%
Israel Electric Corp. Ltd., 3.75%, 2/22/2032 (n)	$1,246,000	$1,152,640
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,158,000	973,033
		$2,125,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,115,000	$3,135,742
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,706,515
		$4,842,257
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,018,000	$2,859,544
Major Banks – 3.5%
ABQ Finance Ltd., 2%, 7/06/2026	$961,000	$881,910
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	982,000	773,474
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	3,238,000	3,130,780
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	3,227,000	2,989,044
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	950,000	797,042
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,269,000	1,880,994
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	3,222,000	2,513,711
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,578,000	2,806,282
Barclays PLC, 5.746% to 8/09/2032, FLR (CMT - 1yr. + 3%) to 8/09/2033	2,217,000	2,172,290
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,586,778
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	2,801,000	2,089,999
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	2,875,059
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	3,267,000	2,962,643
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	2,804,000	2,302,341
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	3,323,000	2,827,009
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	3,837,000	3,535,911
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	3,604,000	2,847,675
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	2,435,000	2,334,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	$4,153,000	$3,414,716
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	2,419,000	1,866,839
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,139,344
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	6,270,000	5,100,735
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,205,291
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	4,129,000	3,783,377
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	2,137,000	1,667,167
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	5,136,000	4,251,804
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	3,606,000	3,191,824
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	662,044
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	663,129
Royal Bank of Canada, 2.3%, 11/03/2031	4,139,000	3,437,942
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	1,904,830
Toronto Dominion Bank, 1.25%, 9/10/2026	3,599,000	3,195,736
Toronto Dominion Bank, 4.108%, 6/08/2027	1,725,000	1,706,510
Toronto Dominion Bank, 2%, 9/10/2031	2,381,000	1,926,534
Toronto Dominion Bank, 4.456%, 6/08/2032	379,000	371,502
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	3,775,000	2,770,538
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,529,848
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	282,000	238,609
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	3,251,000	3,185,374
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	2,350,000	2,334,060
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,327,000	4,650,174
		$99,505,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$1,818,000	$1,678,980
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,818,000	1,546,943
Becton, Dickinson and Co., 2.823%, 5/20/2030	1,871,000	1,650,060
Becton, Dickinson and Co., 4.298%, 8/22/2032	656,000	637,065
HCA, Inc., 5.125%, 6/15/2039	1,600,000	1,441,578
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,721,000	1,660,050
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	1,033,000	869,715
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	1,623,000	1,258,272
		$10,742,663
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$3,124,000	$2,155,659
Metals & Mining – 0.5%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,778,000	$1,696,713
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	3,799,000	3,131,149
Antofagasta PLC, 5.625%, 5/13/2032 (n)	1,059,000	1,048,410
Ero Copper Corp., 6.5%, 2/15/2030 (n)	613,000	459,399
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	2,976,000	2,838,360
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	909,000	739,101
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,177,000	1,795,900
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	1,610,217	1,516,220
		$13,225,252
Midstream – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$755,403
Energy Transfer LP, 4%, 10/01/2027	893,000	847,896
Energy Transfer LP, 3.75%, 5/15/2030	1,147,000	1,030,817
Energy Transfer Partners LP, 5.15%, 3/15/2045	1,963,000	1,692,586
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	2,560,098	2,399,881
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	2,156,000	1,813,735
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,748,063	1,459,738
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,301,501
Peru LNG, 5.375%, 3/22/2030	1,254,000	1,059,630
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	1,827,000	1,599,064
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	1,810,000	1,364,529
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	3,055,000	2,880,219
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,798,000	1,721,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.2%, 2/01/2033	$222,000	$199,327
Targa Resources Corp., 4.95%, 4/15/2052	2,512,000	2,166,028
		$22,291,636
Mortgage-Backed – 6.6%
Fannie Mae, 4.5%, 1/01/2023 - 11/01/2042	$1,453,752	$1,483,557
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	2,883,982	3,006,420
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,548,229	5,376,246
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	614,790	562,929
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	529,494	52,617
Fannie Mae, 3.42%, 7/01/2032	1,491,216	1,436,455
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	40,855	42,712
Fannie Mae, 3%, 2/25/2033 (i)	695,179	66,296
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,778,466	2,941,833
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	142,569	151,431
Fannie Mae, 3.5%, 4/25/2040 - 12/01/2047	2,467,891	2,412,492
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,631,878	3,632,908
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	185,296	181,152
Fannie Mae, UMBS, 2%, 5/01/2037 - 4/01/2052	15,727,811	13,835,606
Fannie Mae, UMBS, 1.5%, 2/01/2042	41,761	35,358
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 8/01/2052	12,659,259	11,367,258
Fannie Mae, UMBS, 5.5%, 5/01/2044	448,956	475,957
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	830,323	798,238
Fannie Mae, UMBS, 3%, 7/01/2050 - 1/01/2052	1,562,251	1,456,375
Fannie Mae, UMBS, 4%, 5/01/2052	484,638	477,884
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,534,545	1,599,422
Freddie Mac, 1.048%, 4/25/2024 (i)	14,617,905	176,228
Freddie Mac, 0.714%, 7/25/2024 (i)	21,831,597	158,930
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	929,393	948,269
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,027,543	1,027,716
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	4,288,811	4,171,230
Freddie Mac, 1.481%, 3/25/2027 (i)	2,188,000	117,983
Freddie Mac, 0.711%, 7/25/2027 (i)	44,928,461	1,061,219
Freddie Mac, 0.558%, 8/25/2027 (i)	33,982,968	618,833
Freddie Mac, 0.428%, 1/25/2028 (i)	63,475,117	931,332
Freddie Mac, 0.436%, 1/25/2028 (i)	26,177,198	396,642
Freddie Mac, 0.271%, 2/25/2028 (i)	78,186,342	602,074
Freddie Mac, 2.5%, 3/15/2028	176,114	174,832
Freddie Mac, 0.264%, 4/25/2028 (i)	50,358,540	360,351
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	3,958,515	3,771,033
Freddie Mac, 1.218%, 7/25/2029 (i)	8,097,864	496,727
Freddie Mac, 1.269%, 8/25/2029 (i)	14,200,766	909,093
Freddie Mac, 1.916%, 4/25/2030 (i)	3,344,437	376,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.985%, 4/25/2030 (i)	$8,166,315	$960,705
Freddie Mac, 1.766%, 5/25/2030 (i)	4,373,949	462,934
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	1,131,931
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	913,095	967,731
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	337,361
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	364,930
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	169,841
Freddie Mac, 0.422%, 1/25/2031 (i)	12,728,597	273,522
Freddie Mac, 0.873%, 1/25/2031 (i)	4,987,462	273,024
Freddie Mac, 3.71%, 11/25/2032	1,880,868	1,856,228
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	176,448	189,205
Freddie Mac, 5.5%, 2/15/2036 (i)	166,084	28,105
Freddie Mac, 6.5%, 5/01/2037	6,200	6,549
Freddie Mac, 4.5%, 12/15/2040 (i)	53,654	4,962
Freddie Mac, 3.25%, 11/25/2061	1,281,950	1,219,852
Freddie Mac, UMBS, 2%, 4/01/2037 - 3/01/2052	11,348,407	10,059,763
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 6/01/2052	9,834,215	8,797,406
Freddie Mac, UMBS, 3%, 3/01/2047 - 7/01/2052	6,768,811	6,296,649
Freddie Mac, UMBS, 3.5%, 5/01/2052	194,226	185,927
Freddie Mac, UMBS, 4%, 5/01/2052	740,348	730,031
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	143,539	153,743
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,167,125	2,224,558
Ginnie Mae, 5.687%, 8/20/2034	462,895	483,240
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	841,954	843,625
Ginnie Mae, 3.5%, 10/20/2041 (i)	239,781	14,133
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	3,116,682	3,056,558
Ginnie Mae, 2.5%, 6/20/2042 - 7/20/2052	5,678,812	5,188,540
Ginnie Mae, 4%, 8/16/2042 (i)	299,032	44,943
Ginnie Mae, 3%, 4/20/2045 - 7/20/2052	2,301,142	2,195,759
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,267,707	2,008,779
Ginnie Mae, 0.586%, 2/16/2059 (i)	1,038,370	38,740
Ginnie Mae, TBA, 2.5%, 9/21/2052	2,085,140	1,899,839
Ginnie Mae, TBA, 3%, 9/21/2052	5,875,000	5,514,009
Ginnie Mae, TBA, 3.5%, 9/21/2052	3,250,000	3,133,584
Ginnie Mae, TBA, 4%, 9/21/2052 - 10/20/2052	5,765,238	5,676,213
Ginnie Mae, TBA, 4.5%, 9/21/2052 - 10/20/2052	4,750,000	4,747,996
Ginnie Mae, TBA, 5%, 9/21/2052 - 10/20/2052	2,550,000	2,580,030
UMBS, TBA, 2.5%, 9/19/2037 - 9/25/2052	17,850,000	16,093,422
UMBS, TBA, 5.5%, 9/14/2052 - 10/25/2052	1,225,000	1,251,132
UMBS, TBA, 2%, 9/25/2052	11,825,000	10,172,040
UMBS, TBA, 3.5%, 9/25/2052	11,050,000	10,527,715
UMBS, TBA, 4%, 9/25/2052	4,175,000	4,074,865
UMBS, TBA, 4.5%, 9/25/2052	2,925,000	2,907,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 9/25/2052	$150,000	$151,371
		$186,990,748
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$730,357
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	730,000	641,327
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	155,000	152,082
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	55,000	51,335
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	234,482
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	390,762	358,799
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,354,412
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	936,000	800,355
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	210,000	200,821
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	162,162
		$4,686,132
Natural Gas - Distribution – 0.1%
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	$2,466,000	$1,837,170
NiSource, Inc., 5.65%, 2/01/2045	295,000	298,884
		$2,136,054
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,605,000	$1,552,129
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$1,364,000	$1,168,635
AT&T, Inc., 3.55%, 9/15/2055	519,000	380,007
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)	1,574,000	1,239,525
Verizon Communications, Inc., 2.1%, 3/22/2028	2,148,000	1,898,340
Verizon Communications, Inc., 1.75%, 1/20/2031	1,969,000	1,561,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Verizon Communications, Inc., 2.55%, 3/21/2031	$3,414,000	$2,885,525
		$9,133,371
Oil Services – 0.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$629,000	$530,717
MV24 Capital B.V., 6.748%, 6/01/2034	1,107,569	1,019,460
		$1,550,177
Oils – 0.0%
Puma International Financing S.A., 5%, 1/24/2026	$1,210,000	$1,067,571
Other Banks & Diversified Financials – 0.9%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$2,417,000	$2,402,638
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,105,807
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,159,417
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	980,311
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	2,084,000	1,745,694
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,004,000	870,468
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	1,974,000	1,716,973
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	3,512,209
BPCE S.A., 1.652% to 10/06/2025, FLR (SOFR + 1.52%) to 10/06/2026 (n)	2,670,000	2,374,535
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169	2,148,000	1,982,604
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,818,000	1,593,022
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,497,856
United Overseas Bank Ltd., 3.863%, 10/07/2032 (n)	934,000	889,755
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,400,917
		$25,232,206
Pharmaceuticals – 0.0%
Merck & Co., Inc., 2.75%, 12/10/2051	$826,000	$597,406
Pfizer, Inc., 2.55%, 5/28/2040	826,000	634,462
		$1,231,868

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.0%
Waste Connections, Inc., 4.2%, 1/15/2033		$1,344,000	$1,292,688
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041		$323,000	$254,407
Canadian Pacific Railway Co., 3.1%, 12/02/2051		480,000	354,427
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,019,000	847,104
			$1,455,938
Real Estate - Apartment – 0.0%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031		$1,118,000	$897,211
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051		577,000	393,701
			$1,290,912
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029		$2,124,000	$1,677,725
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		1,544,000	1,212,551
			$2,890,276
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$741,000	$581,493
Lexington Realty Trust Co., 2.7%, 9/15/2030		1,082,000	872,936
Lexington Realty Trust Co., 2.375%, 10/01/2031		641,000	488,968
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032		555,000	441,904
			$2,385,301
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031		$597,000	$462,005
STORE Capital Corp., REIT, 2.75%, 11/18/2030		2,605,000	2,114,471
			$2,576,476
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032		$2,866,000	$2,504,415
Retailers – 0.4%
Alibaba Group Holding Ltd., 2.125%, 2/09/2031		$1,975,000	$1,637,723
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		2,206,000	1,650,237
Amazon.com, Inc., 3.6%, 4/13/2032		3,252,000	3,117,218
AutoZone, Inc., 4.75%, 8/01/2032		1,787,000	1,770,476
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		1,154,000	926,085
Home Depot, Inc., 3.9%, 6/15/2047		1,785,000	1,569,375
Nordstrom, Inc., 4.25%, 8/01/2031		882,000	646,065
Nordstrom, Inc., 5%, 1/15/2044		478,000	322,315
			$11,639,494

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$1,208,000	$989,684
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	1,208,000	919,648
		$1,909,332
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$910,000	$720,983
DICK'S Sporting Goods, 4.1%, 1/15/2052	2,521,000	1,684,162
		$2,405,145
Supranational – 0.0%
West African Development Bank, 4.7%, 10/22/2031 (n)	$1,355,000	$1,158,660
Telecommunications - Wireless – 0.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,304,000	$904,402
Crown Castle International Corp., REIT, 4.45%, 2/15/2026	1,267,000	1,260,639
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	3,355,000	3,250,171
CT Trust, 5.125%, 2/03/2032 (n)	925,000	798,292
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	1,406,000	1,152,920
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	764,000	697,307
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	2,401,000	2,121,140
Rogers Communications, Inc., 3.7%, 11/15/2049	1,709,000	1,294,897
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,759,552
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,146,663
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,130,700
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	895,280
		$17,411,963
Transportation – 0.0%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$1,410,000	$1,113,900
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$1,694,000	$1,374,674
Cliffton Ltd., 6.25%, 10/25/2025 (n)	2,561,000	2,304,900
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,329,705
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	420,000	364,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
ICTSI Treasury B.V., 3.5%, 11/16/2031	$1,309,000	$1,090,922
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	1,065,000	882,114
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	914,000	875,612
		$9,222,277
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$17,500	$17,281
Small Business Administration, 2.21%, 2/01/2033	101,933	94,677
Small Business Administration, 2.22%, 3/01/2033	163,695	152,427
Small Business Administration, 3.15%, 7/01/2033	195,299	189,481
Small Business Administration, 3.16%, 8/01/2033	245,765	239,462
Small Business Administration, 3.62%, 9/01/2033	183,227	181,102
		$874,430
U.S. Treasury Obligations – 4.3%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$120,277
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,292,656
U.S. Treasury Bonds, 1.625%, 5/15/2031	4,940,000	4,363,988
U.S. Treasury Bonds, 1.125%, 8/15/2040	4,402,000	2,968,943
U.S. Treasury Bonds, 1.375%, 11/15/2040	5,929,000	4,171,144
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,879,000	5,702,046
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	6,108,093
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	6,495,012
U.S. Treasury Bonds, 2%, 8/15/2051	1,150,000	863,938
U.S. Treasury Bonds, 1.875%, 11/15/2051	4,870,500	3,546,713
U.S. Treasury Bonds, 2.25%, 2/15/2052	1,499,200	1,197,486
U.S. Treasury Bonds, 2.875%, 5/15/2052	2,359,000	2,173,966
U.S. Treasury Notes, 0.125%, 9/30/2022	6,171,000	6,160,510
U.S. Treasury Notes, 0.125%, 7/15/2023	2,180,000	2,117,240
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,157,266
U.S. Treasury Notes, 0.375%, 10/31/2023	11,653,300	11,246,345
U.S. Treasury Notes, 0.875%, 1/31/2024	7,753,600	7,473,441
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,773,688
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,605,230
U.S. Treasury Notes, 2.625%, 4/15/2025	6,492,000	6,351,002
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,059,031
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,485,709
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,685,042
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,705,469
U.S. Treasury Notes, 3.25%, 5/15/2042	1,714,000	1,639,548
		$123,463,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,393,775
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,734,375	2,277,732
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,704,836
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,746,855
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	1,648,322
Alabama Power Co., 3.45%, 10/01/2049	2,366,000	1,868,655
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,028,221	740,319
American Electric Power Co., Inc., 2.3%, 3/01/2030	1,879,000	1,578,699
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	256,647
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,093,337	704,109
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	798,616
Clean Renewable Power, 4.25%, 3/25/2027 (n)	1,514,100	1,230,206
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	3,193,000	2,830,472
Duke Energy Corp., 3.3%, 6/15/2041	3,820,000	2,950,209
Duke Energy Indiana LLC, 2.75%, 4/01/2050	691,000	482,189
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	1,619,000	1,370,911
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	1,480,000	1,244,932
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	1,080,000	1,052,385
Enel Finance International N.V., 5%, 6/15/2032 (n)	383,000	354,483
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	2,804,000	2,493,943
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,513,333
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	996,040
Evergy, Inc., 2.9%, 9/15/2029	2,162,000	1,896,922
FirstEnergy Corp., 2.65%, 3/01/2030	2,000,000	1,706,180
Florida Power & Light Co., 2.85%, 4/01/2025	2,593,000	2,537,614
Florida Power & Light Co., 2.45%, 2/03/2032	734,000	637,166
Florida Power & Light Co., 3.95%, 3/01/2048	1,629,000	1,481,610
Georgia Power Co., 4.7%, 5/15/2032	2,379,000	2,366,729
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,219,000	1,099,599
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	959,000	940,842
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	3,045,000	2,572,730
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,039,000	924,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	$1,630,000	$1,358,030
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	1,583,000	1,333,098
Pacific Gas & Electric Co., 3.25%, 2/16/2024	654,000	639,703
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,645,000	1,257,816
Pacific Gas & Electric Co., 4.95%, 7/01/2050	2,133,000	1,702,311
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	997,134
Southern California Edison Co., 4.5%, 9/01/2040	454,000	400,860
Southern California Edison Co., 3.65%, 2/01/2050	1,836,000	1,405,106
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	1,119,000	945,555
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,120,750	1,979,084
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,446,912
Transelec S.A., 3.875%, 1/12/2029 (n)	1,886,000	1,737,478
Virginia Electric & Power Co., 2.875%, 7/15/2029	2,899,000	2,648,117
Xcel Energy, Inc., 4.6%, 6/01/2032	1,907,000	1,892,777
		$69,145,751
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$1,634,000	$1,601,411
Total Bonds (Identified Cost, $1,279,124,590)		$1,124,949,435
Common Stocks – 31.3%
Aerospace & Defense – 0.7%
General Dynamics Corp.	69,936	$16,010,448
Huntington Ingalls Industries, Inc.	15,627	3,598,273
Thales S.A.	12,702	1,531,875
		$21,140,596
Alcoholic Beverages – 0.2%
Ambev S.A.	600,600	$1,762,872
Kirin Holdings Co. Ltd.	165,100	2,717,625
		$4,480,497
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A.	13,009	$1,452,684
Automotive – 0.5%
Ford Otomotiv Sanayi S.A.	87,607	$1,598,349
Magna International, Inc.	91,517	5,286,782
Mercedes-Benz Group AG	33,533	1,891,187
Stellantis N.V.	112,389	1,498,273

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Toyota Motor Corp.	229,800	$3,429,970
		$13,704,561
Biotechnology – 0.2%
Biogen, Inc. (a)	8,620	$1,684,176
Gilead Sciences, Inc.	82,282	5,222,438
		$6,906,614
Business Services – 0.2%
Amdocs Ltd.	48,431	$4,139,397
Cognizant Technology Solutions Corp., “A”	22,027	1,391,446
		$5,530,843
Chemicals – 0.1%
Nutrien Ltd.	18,611	$1,708,553
Computer Software – 0.3%
Microsoft Corp.	36,819	$9,627,064
Computer Software - Systems – 0.6%
Hitachi Ltd.	80,100	$4,010,430
Hon Hai Precision Industry Co. Ltd.	1,435,000	5,123,495
Lenovo Group Ltd.	3,386,000	2,789,617
Samsung Electronics Co. Ltd.	91,748	4,064,312
		$15,987,854
Construction – 1.9%
American Homes 4 Rent, “A”, REIT	328,652	$11,686,865
Anhui Conch Cement Co. Ltd.	538,500	2,051,823
AvalonBay Communities, Inc., REIT	98,573	19,804,302
ICA Tenedora S.A. de C.V. (u)	560,019	472,555
Mid-America Apartment Communities, Inc., REIT	102,726	17,018,616
Otis Worldwide Corp.	35,745	2,581,504
		$53,615,665
Consumer Products – 0.9%
Colgate-Palmolive Co.	138,807	$10,856,095
Kimberly-Clark Corp.	107,840	13,751,757
		$24,607,852
Electrical Equipment – 0.0%
Schneider Electric SE	12,451	$1,477,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,225	$5,436,504
Texas Instruments, Inc.	112,512	18,588,107
		$24,024,611
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	21,258,000	$10,011,059
Eni S.p.A.	137,957	1,631,277
LUKOIL PJSC (u)	17,902	0
Suncor Energy, Inc. (l)	56,038	1,812,963
		$13,455,299
Food & Beverages – 1.5%
Archer Daniels Midland Co.	66,246	$5,822,361
Coca-Cola FEMSA S.A.B. de C.V.	31,806	1,947,482
General Mills, Inc.	239,900	18,424,320
J.M. Smucker Co.	86,311	12,082,677
Nestle S.A.	36,723	4,304,574
		$42,581,414
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	148,126	$4,074,946
Tesco PLC	2,161,380	6,239,319
		$10,314,265
Forest & Paper Products – 1.0%
Rayonier, Inc., REIT	330,541	$11,740,816
Weyerhaeuser Co., REIT	453,530	15,492,585
		$27,233,401
General Merchandise – 0.3%
BIM Birlesik Magazalar A.S.	845,965	$5,087,392
Dollar Tree, Inc. (a)	11,310	1,534,541
Wal-Mart de Mexico S.A.B. de C.V.	386,343	1,262,593
		$7,884,526
Insurance – 1.6%
Equitable Holdings, Inc.	283,122	$8,422,880
Everest Re Group Ltd.	10,332	2,779,825
Hartford Financial Services Group, Inc.	63,810	4,103,621
Manulife Financial Corp.	773,849	13,387,025
MetLife, Inc.	112,724	7,251,535
Samsung Fire & Marine Insurance Co. Ltd.	31,294	4,551,196
Zurich Insurance Group AG	11,360	5,031,789
		$45,527,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.1%
Brunswick Corp.	28,485	$2,128,114
Nintendo Co. Ltd.	4,000	1,632,627
		$3,760,741
Machinery & Tools – 0.2%
Eaton Corp. PLC	24,476	$3,344,401
GEA Group AG	46,785	1,631,005
		$4,975,406
Major Banks – 1.2%
BNP Paribas	195,559	$9,114,008
China Construction Bank Corp.	6,718,000	4,160,677
DBS Group Holdings Ltd.	675,800	15,726,308
Erste Group Bank AG	78,289	1,758,454
National Australia Bank Ltd.	95,721	1,991,260
UBS AG	110,950	1,752,415
		$34,503,122
Medical & Health Technology & Services – 1.5%
Encompass Health Corp.	222,389	$10,801,434
McKesson Corp.	34,358	12,609,386
Welltower, Inc., REIT	260,764	19,987,560
		$43,398,380
Metals & Mining – 0.8%
Fortescue Metals Group Ltd.	177,876	$2,228,210
Glencore PLC	434,279	2,376,029
Rio Tinto PLC	276,494	15,265,124
Vale S.A.	242,300	3,004,065
		$22,873,428
Network & Telecom – 1.1%
Equinix, Inc., REIT	48,321	$31,764,776
Other Banks & Diversified Financials – 0.3%
Sberbank of Russia PJSC (u)	1,738,404	$0
SLM Corp.	238,844	3,649,536
Tisco Financial Group PCL	727,900	1,871,529
Zions Bancorp NA	31,526	1,734,876
		$7,255,941
Pharmaceuticals – 2.9%
Bayer AG	158,432	$8,374,774
Johnson & Johnson	109,168	17,613,165
Merck & Co., Inc.	297,356	25,382,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Organon & Co.	364,670	$10,404,035
Roche Holding AG	64,265	20,698,183
Santen Pharmaceutical Co. Ltd.	137,100	985,821
		$83,458,286
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd.	735,846	$842,010
Railroad & Shipping – 0.2%
A.P. Moller-Maersk A/S	646	$1,544,827
Nippon Yusen KK (l)	37,700	2,881,001
Orient Overseas International Ltd.	41,000	1,143,810
		$5,569,638
Real Estate – 7.7%
Alexandria Real Estate Equities, Inc., REIT	85,929	$13,181,509
Boston Properties, Inc., REIT	107,767	8,559,933
Brixmor Property Group, Inc., REIT	762,919	16,387,500
Douglas Emmett, Inc., REIT	224,227	4,376,911
Equity Lifestyle Properties, Inc., REIT	273,348	19,161,695
Extra Space Storage, Inc., REIT	149,769	29,763,593
Farmland Partners, Inc., REIT	151,624	2,200,064
National Retail Properties, Inc., REIT	384,936	17,283,626
Phillips Edison & Co., REIT	436,456	14,259,018
Prologis, Inc., REIT	304,898	37,962,850
Simon Property Group, Inc., REIT	201,380	20,536,732
Sun Communities, Inc., REIT	117,819	18,109,959
Urban Edge Properties, REIT	819,634	12,892,843
VICI Properties, Inc., REIT	177,188	5,845,432
		$220,521,665
Restaurants – 0.1%
Texas Roadhouse, Inc.	22,734	$2,017,870
Specialty Chemicals – 0.1%
Univar Solutions, Inc. (a)	62,245	$1,569,819
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	52,341	$13,297,231
KDDI Corp.	417,100	12,815,118
PT Telekom Indonesia	8,106,900	2,490,649
SBA Communications Corp., REIT	38,541	12,535,460
Vodafone Group PLC	2,503,753	3,359,029
		$44,497,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.2%
France Telecom	184,960	$1,876,971
Hellenic Telecommunications Organization S.A.	251,279	4,005,012
		$5,881,983
Tobacco – 0.7%
British American Tobacco PLC	287,538	$11,517,674
Japan Tobacco, Inc.	243,400	4,124,999
Philip Morris International, Inc.	39,179	3,741,203
		$19,383,876
Utilities - Electric Power – 0.9%
E.ON SE	532,490	$4,553,921
Edison International	101,375	6,870,184
Exelon Corp.	165,596	7,271,320
Iberdrola S.A.	288,503	3,002,272
Transmissora Alianca de Energia Eletrica S.A., IEU	628,919	5,038,702
		$26,736,399
Total Common Stocks (Identified Cost, $719,832,763)		$890,272,954
Preferred Stocks – 0.2%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	59,469	$2,410,850
Metals & Mining – 0.1%
Gerdau S.A.	373,200	$1,672,886
Total Preferred Stocks (Identified Cost, $4,116,275)		$4,083,736
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5% (Identified Cost, $3,372,789)	30,481	$3,226,414
Investment Companies (h) – 30.9%
Bond Funds – 22.3%
MFS High Yield Pooled Portfolio (v)	80,283,708	$633,438,454
Money Market Funds – 8.6%
MFS Institutional Money Market Portfolio, 2.21% (v)	245,939,021	$245,939,021
Total Investment Companies (Identified Cost, $922,150,766)		$879,377,475

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – June 2023 @ $3,000 (Premiums Paid, $3,914,991)	Put	Goldman Sachs International	$ 118,650,000	300	$2,361,600

Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 2% (j) (Identified Cost, $969,457)	969,457	$969,457

Other Assets, Less Liabilities – (2.1)%		(58,907,195)
Net Assets – 100.0%		$2,846,333,876

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $879,377,475 and $2,025,863,596, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $323,281,598, representing 11.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 3.444% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$620,778	$612,669
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.643% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021-5/25/2022	359,168	349,964
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.944% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	109,000	105,723
Total Restricted Securities			$1,068,356
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar
UYU	Uruguayan Peso
Derivative Contracts at 8/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	666,752	BRL	3,477,213	Banco Santander S.A.	11/03/2022	$8,705
USD	669,605	CLP	594,355,217	JPMorgan Chase Bank N.A.	9/12/2022	7,747

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	2,405,004	COP	10,052,434,249	JPMorgan Chase Bank N.A.	9/29/2022	$144,744
USD	1,214,111	CZK	29,414,372	UBS AG	10/21/2022	15,125
USD	750,862	EUR	744,561	Brown Brothers Harriman	10/21/2022	103
USD	28,222,973	EUR	27,861,553	HSBC Bank	10/21/2022	129,508
USD	100,261	EUR	96,914	Morgan Stanley Capital Services, Inc.	10/21/2022	2,540
USD	813,136	GBP	680,534	BNP Paribas S.A.	10/21/2022	21,783
USD	2,134,261	JPY	293,767,625	JPMorgan Chase Bank N.A.	9/21/2022	16,493
USD	2,166,516	JPY	295,565,897	JPMorgan Chase Bank N.A.	10/21/2022	30,086
USD	664,406	MXN	13,470,239	Morgan Stanley Capital Services, Inc.	10/21/2022	2,237
						$379,071
Liability Derivatives
BRL	3,915,461	USD	758,843	Goldman Sachs International	11/03/2022	$(17,859)
CLP	594,355,217	USD	669,968	Citibank N.A.	9/12/2022	(8,109)
EUR	352,455	USD	358,231	Morgan Stanley Capital Services, Inc.	9/21/2022	(3,577)
EUR	5,634,805	USD	5,741,810	State Street Bank Corp.	9/21/2022	(71,864)
EUR	2,085,905	USD	2,172,936	UBS AG	10/21/2022	(69,668)
IDR	12,702,733,411	USD	859,861	Goldman Sachs International	9/12/2022	(4,345)
IDR	1,502,653,589	USD	101,558	JPMorgan Chase Bank N.A.	9/13/2022	(359)
JPY	589,333,522	USD	4,324,843	Morgan Stanley Capital Services, Inc.	10/21/2022	(64,982)
MXN	12,971,924	USD	641,675	UBS AG	10/21/2022	(4,003)
SGD	1,225,891	USD	886,651	JPMorgan Chase Bank N.A.	10/21/2022	(9,185)
USD	2,800,058	BRL	15,400,992	Citibank N.A.	11/03/2022	(114,512)
USD	656,692	BRL	3,479,055	Goldman Sachs International	11/03/2022	(1,704)
USD	1,026,631	CZK	25,360,876	Morgan Stanley Capital Services, Inc.	10/21/2022	(7,127)
USD	943,015	IDR	14,205,387,000	Morgan Stanley Capital Services, Inc.	9/13/2022	(13,675)
USD	857,218	MXN	18,089,461	Goldman Sachs International	10/21/2022	(32,023)
						$(422,992)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	223	$33,338,500	December – 2022	$380,819
U.S. Treasury Ultra Note 10 yr	Short	USD	416	52,078,000	December – 2022	90,419
						$471,238

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	96	$13,041,000	December – 2022	$(10,242)
U.S. Treasury Note 10 yr	Long	USD	423	49,451,344	December – 2022	(156,676)
U.S. Treasury Note 2 yr	Long	USD	25	5,208,203	December – 2022	(7,617)
U.S. Treasury Note 5 yr	Long	USD	193	21,388,320	December – 2022	(82,130)
						$(256,665)
At August 31, 2022, the fund had liquid securities with an aggregate value of $2,238,870 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 8/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,088,930 of securities on loan (identified cost, $2,011,330,865)	$2,025,863,596
Investments in affiliated issuers, at value (identified cost, $922,150,766)	879,377,475
Cash	1,979,656
Foreign currency, at value (identified cost, $3,364)	3,433
Restricted cash for MBS/TBA	308,000
Receivables for
Forward foreign currency exchange contracts	379,071
Investments sold	4,987,109
TBA sale commitments	12,567,494
Fund shares sold	1,798,987
Interest and dividends	15,867,476
Receivable from investment adviser	47,262
Other assets	71,036
Total assets	$2,943,250,595
Liabilities
Payables for
Distributions	$707,565
Forward foreign currency exchange contracts	422,992
Net daily variation margin on open futures contracts	218,452
Investments purchased	5,353,386
TBA purchase commitments	83,280,799
Fund shares reacquired	4,879,975
Collateral for securities loaned, at value (c)	969,457
Payable to affiliates
Administrative services fee	2,840
Shareholder servicing costs	770,288
Distribution and service fees	34,254
Deferred country tax expense payable	10,005
Accrued expenses and other liabilities	266,706
Total liabilities	$96,916,719
Net assets	$2,846,333,876

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$2,940,321,095
Total distributable earnings (loss)	(93,987,219)
Net assets	$2,846,333,876
Shares of beneficial interest outstanding	247,057,438

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,375,815,294	119,397,722	$11.52
Class C	271,094,759	23,539,236	11.52
Class I	941,538,498	81,740,446	11.52
Class R1	217,395	18,887	11.51
Class R2	1,227,979	106,604	11.52
Class R3	20,588,959	1,786,449	11.53
Class R4	4,681,457	406,149	11.53
Class R6	231,169,535	20,061,945	11.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.03 [100 / 95.75 x $11.52]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 8/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$25,898,516
Interest	22,282,531
Dividends from affiliated issuers	20,504,440
Other	189,137
Income on securities loaned	12,641
Foreign taxes withheld	(1,069,686)
Total investment income	$67,817,579
Expenses
Management fee	$9,304,313
Distribution and service fees	3,450,049
Shareholder servicing costs	1,510,705
Administrative services fee	261,888
Independent Trustees' compensation	24,954
Custodian fee	172,641
Shareholder communications	81,460
Audit and tax fees	41,798
Legal fees	7,862
Miscellaneous	136,685
Total expenses	$14,992,355
Fees paid indirectly	(2,700)
Reduction of expenses by investment adviser and distributor	(352,427)
Net expenses	$14,637,228
Net investment income (loss)	$53,180,351

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,231 country tax)	$(15,855,055)
Affiliated issuers	(11,088,903)
Futures contracts	(2,771,113)
Forward foreign currency exchange contracts	4,144,853
Foreign currency	(299,716)
Net realized gain (loss)	$(25,869,934)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $27,242 decrease in deferred country tax)	$(231,432,662)
Affiliated issuers	(65,505,934)
Futures contracts	451,008
Forward foreign currency exchange contracts	(352,781)
Translation of assets and liabilities in foreign currencies	(282,272)
Net unrealized gain (loss)	$(297,122,641)
Net realized and unrealized gain (loss)	$(322,992,575)
Change in net assets from operations	$(269,812,224)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22
Change in net assets
From operations
Net investment income (loss)	$53,180,351	$99,044,479
Net realized gain (loss)	(25,869,934)	120,461,861
Net unrealized gain (loss)	(297,122,641)	(103,477,005)
Change in net assets from operations	$(269,812,224)	$116,029,335
Total distributions to shareholders	$(84,017,395)	$(174,809,430)
Change in net assets from fund share transactions	$(154,624,117)	$(76,548,918)
Total change in net assets	$(508,453,736)	$(135,329,013)
Net assets
At beginning of period	3,354,787,612	3,490,116,625
At end of period	$2,846,333,876	$3,354,787,612
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.91	$13.14	$12.86	$12.35	$12.10	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.38	$0.37	$0.37	$0.39	$0.37
Net realized and unrealized gain (loss)	(1.27)	0.07	0.28	0.51	0.33	(0.10)
Total from investment operations	$(1.06)	$0.45	$0.65	$0.88	$0.72	$0.27
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.41)	$(0.34)	$(0.37)	$(0.39)	$(0.39)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.33)	$(0.68)	$(0.37)	$(0.37)	$(0.47)	$(0.45)
Net asset value, end of period (x)	$11.52	$12.91	$13.14	$12.86	$12.35	$12.10
Total return (%) (r)(s)(t)(x)	(8.26)(n)	3.22	5.28	7.20	6.10	2.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00(a)	0.99	0.99	0.98	0.99	0.99
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.98	0.97	0.98	0.98
Net investment income (loss)	3.38(a)	2.78	2.97	2.86	3.21	2.97
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$1,375,815	$1,563,027	$1,577,032	$1,540,570	$1,315,625	$1,343,257
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.91	$13.14	$12.85	$12.35	$12.09	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.28	$0.28	$0.30	$0.28
Net realized and unrealized gain (loss)	(1.27)	0.06	0.29	0.49	0.34	(0.11)
Total from investment operations	$(1.11)	$0.34	$0.57	$0.77	$0.64	$0.17
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.25)	$(0.27)	$(0.30)	$(0.30)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.28)	$(0.57)	$(0.28)	$(0.27)	$(0.38)	$(0.36)
Net asset value, end of period (x)	$11.52	$12.91	$13.14	$12.85	$12.35	$12.09
Total return (%) (r)(s)(t)(x)	(8.61)(n)	2.44	4.57	6.32	5.40	1.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75(a)	1.74	1.74	1.73	1.75	1.74
Expenses after expense reductions (f)(h)	1.73(a)	1.73	1.73	1.72	1.74	1.73
Net investment income (loss)	2.64(a)	2.05	2.27	2.14	2.48	2.23
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$271,095	$355,639	$456,806	$724,758	$756,643	$931,292
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.91	$13.14	$12.86	$12.35	$12.09	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.40	$0.40	$0.42	$0.40
Net realized and unrealized gain (loss)	(1.26)	0.07	0.29	0.51	0.34	(0.11)
Total from investment operations	$(1.04)	$0.48	$0.69	$0.91	$0.76	$0.29
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.44)	$(0.38)	$(0.40)	$(0.42)	$(0.42)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.35)	$(0.71)	$(0.41)	$(0.40)	$(0.50)	$(0.48)
Net asset value, end of period (x)	$11.52	$12.91	$13.14	$12.86	$12.35	$12.09
Total return (%) (r)(s)(t)(x)	(8.15)(n)	3.47	5.54	7.46	6.45	2.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75(a)	0.74	0.74	0.73	0.74	0.74
Expenses after expense reductions (f)(h)	0.73(a)	0.73	0.73	0.72	0.74	0.73
Net investment income (loss)	3.63(a)	3.03	3.24	3.11	3.47	3.23
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$941,538	$1,145,617	$1,156,030	$1,425,004	$1,181,300	$1,371,333
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.90	$13.13	$12.85	$12.34	$12.08	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.28	$0.27	$0.31	$0.28
Net realized and unrealized gain (loss)	(1.27)	0.06	0.28	0.51	0.33	(0.10)
Total from investment operations	$(1.11)	$0.34	$0.56	$0.78	$0.64	$0.18
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.25)	$(0.27)	$(0.30)	$(0.30)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.28)	$(0.57)	$(0.28)	$(0.27)	$(0.38)	$(0.36)
Net asset value, end of period (x)	$11.51	$12.90	$13.13	$12.85	$12.34	$12.08
Total return (%) (r)(s)(t)(x)	(8.62)(n)	2.44	4.49	6.40	5.40	1.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75(a)	1.74	1.74	1.73	1.75	1.75
Expenses after expense reductions (f)(h)	1.73(a)	1.73	1.73	1.72	1.74	1.74
Net investment income (loss)	2.61(a)	2.03	2.22	2.12	2.57	2.29
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$217	$225	$241	$214	$193	$573
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.91	$13.14	$12.86	$12.35	$12.09	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.34	$0.35	$0.34	$0.36	$0.34
Net realized and unrealized gain (loss)	(1.27)	0.07	0.27	0.51	0.34	(0.11)
Total from investment operations	$(1.08)	$0.41	$0.62	$0.85	$0.70	$0.23
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.37)	$(0.31)	$(0.34)	$(0.36)	$(0.36)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.31)	$(0.64)	$(0.34)	$(0.34)	$(0.44)	$(0.42)
Net asset value, end of period (x)	$11.52	$12.91	$13.14	$12.86	$12.35	$12.09
Total return (%) (r)(s)(t)(x)	(8.38)(n)	2.96	5.01	6.93	5.92	1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.24	1.24	1.23	1.25	1.24
Expenses after expense reductions (f)(h)	1.23(a)	1.23	1.23	1.22	1.24	1.23
Net investment income (loss)	3.14(a)	2.53	2.78	2.65	2.99	2.73
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$1,228	$1,647	$1,830	$3,085	$3,486	$4,396
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.92	$13.15	$12.86	$12.36	$12.10	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.38	$0.37	$0.37	$0.39	$0.37
Net realized and unrealized gain (loss)	(1.27)	0.07	0.29	0.50	0.34	(0.10)
Total from investment operations	$(1.06)	$0.45	$0.66	$0.87	$0.73	$0.27
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.41)	$(0.34)	$(0.37)	$(0.39)	$(0.39)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.33)	$(0.68)	$(0.37)	$(0.37)	$(0.47)	$(0.45)
Net asset value, end of period (x)	$11.53	$12.92	$13.15	$12.86	$12.36	$12.10
Total return (%) (r)(s)(t)(x)	(8.25)(n)	3.21	5.36	7.11	6.18	2.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00(a)	0.99	0.99	0.98	1.00	0.99
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.98	0.97	0.99	0.98
Net investment income (loss)	3.37(a)	2.78	2.98	2.86	3.21	2.97
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$20,589	$22,253	$22,760	$24,385	$19,159	$20,013
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.92	$13.15	$12.86	$12.36	$12.10	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.42	$0.41	$0.41	$0.41	$0.40
Net realized and unrealized gain (loss)	(1.26)	0.06	0.29	0.49	0.35	(0.10)
Total from investment operations	$(1.04)	$0.48	$0.70	$0.90	$0.76	$0.30
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.44)	$(0.38)	$(0.40)	$(0.42)	$(0.43)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.35)	$(0.71)	$(0.41)	$(0.40)	$(0.50)	$(0.49)
Net asset value, end of period (x)	$11.53	$12.92	$13.15	$12.86	$12.36	$12.10
Total return (%) (r)(s)(t)(x)	(8.14)(n)	3.47	5.62	7.38	6.45	2.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75(a)	0.74	0.74	0.73	0.74	0.74
Expenses after expense reductions (f)(h)	0.73(a)	0.73	0.73	0.72	0.73	0.73
Net investment income (loss)	3.64(a)	3.05	3.24	3.15	3.43	3.20
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$4,681	$5,995	$8,626	$9,783	$10,063	$7,915
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$12.91	$13.14	$12.86	$12.35	$12.10	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.42	$0.42	$0.41	$0.43	$0.38
Net realized and unrealized gain (loss)	(1.27)	0.07	0.28	0.51	0.33	(0.06)(g)
Total from investment operations	$(1.04)	$0.49	$0.70	$0.92	$0.76	$0.32
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.45)	$(0.39)	$(0.41)	$(0.43)	$(0.44)
From net realized gain	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)	(0.06)
Total distributions declared to shareholders	$(0.35)	$(0.72)	$(0.42)	$(0.41)	$(0.51)	$(0.50)
Net asset value, end of period (x)	$11.52	$12.91	$13.14	$12.86	$12.35	$12.10
Total return (%) (r)(s)(t)(x)	(8.10)(n)	3.57	5.64	7.55	6.46	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65(a)	0.65	0.65	0.64	0.65	0.65
Expenses after expense reductions (f)(h)	0.63(a)	0.64	0.64	0.63	0.64	0.64
Net investment income (loss)	3.72(a)	3.12	3.32	3.19	3.55	3.08
Portfolio turnover	39(n)	72	111	57	36	44
Net assets at end of period (000 omitted)	$231,170	$260,384	$266,792	$271,679	$218,650	$214,111

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency;

Notes to Financial Statements (unaudited) - continued
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not

Notes to Financial Statements (unaudited) - continued
traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$640,522,952	$—	$—	$640,522,952
United Kingdom	842,010	38,757,175	—	39,599,185
Switzerland	4,304,574	28,935,071	—	33,239,645
Japan	—	32,597,591	—	32,597,591
Canada	22,195,323	—	—	22,195,323
China	—	20,156,986	—	20,156,986
Germany	16,450,887	—	—	16,450,887
Singapore	—	15,726,308	—	15,726,308
France	1,876,971	12,123,840	—	14,000,811
Other Countries	33,306,506	31,675,955	472,555	65,455,016
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	124,338,213	—	124,338,213
Non - U.S. Sovereign Debt	—	263,584,142	—	263,584,142
Municipal Bonds	—	4,686,132	—	4,686,132
U.S. Corporate Bonds	—	282,351,453	—	282,351,453
Residential Mortgage-Backed Securities	—	186,990,748	—	186,990,748
Commercial Mortgage-Backed Securities	—	10,369,864	—	10,369,864
Asset-Backed Securities (including CDOs)	—	12,395,588	—	12,395,588
Foreign Bonds	—	240,233,295	—	240,233,295
Mutual Funds	880,346,932	—	—	880,346,932
Total	$1,599,846,155	$1,304,922,361	$472,555	$2,905,241,071
Other Financial Instruments
Futures Contracts – Assets	$471,238	$—	$—	$471,238
Futures Contracts – Liabilities	(256,665)	—	—	(256,665)
Forward Foreign Currency Exchange Contracts – Assets	—	379,071	—	379,071
Forward Foreign Currency Exchange Contracts – Liabilities	—	(422,992)	—	(422,992)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities	Total
Balance as of 2/28/22	$464,837	$7,687,618	$8,152,455
Accrued discounts/premiums	—	(30,769)	(30,769)
Realized gain (loss)	—	(5,398,980)	(5,398,980)
Change in unrealized appreciation or depreciation	7,718	5,089,216	5,096,934
Sales	—	(3,003,825)	(3,003,825)
Transfers into level 3	0	—	0
Transfers out of level 3	—	(4,343,260)	(4,343,260)
Balance as of 8/31/22	$472,555	$—	$472,555
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2022 is $7,718. At August 31, 2022, the fund held three level 3 securities.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$471,238	$(256,665)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	379,071	(422,992)
Equity	Purchased Option Contracts	2,361,600	—
Total		$3,211,909	$(679,657)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(2,771,113)	$—
Foreign Exchange	—	4,144,853
Total	$(2,771,113)	$4,144,853

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$451,008	$—	$—
Foreign Exchange	—	(352,781)	—
Equity	—	—	(1,553,391)
Total	$451,008	$(352,781)	$(1,553,391)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,088,930. The fair value of the fund's investment securities on loan and a related liability of $969,457 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,238,144 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal

Notes to Financial Statements (unaudited) - continued
agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.

Notes to Financial Statements (unaudited) - continued
This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/22
Ordinary income (including any short-term capital gains)	$112,252,493
Long-term capital gains	62,556,937
Total distributions	$174,809,430
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/22
Cost of investments	$2,989,605,695
Gross appreciation	166,823,661
Gross depreciation	(251,188,285)
Net unrealized appreciation (depreciation)	$(84,364,624)
As of 2/28/22
Undistributed ordinary income	9,375,042
Undistributed long-term capital gain	36,226,460
Other temporary differences	(7,528,464)
Net unrealized appreciation (depreciation)	221,769,362
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/22	Year ended 2/28/22
Class A	$39,862,071	$80,153,863
Class C	7,093,127	16,876,828
Class I	29,184,065	61,796,880
Class R1	5,269	11,007
Class R2	34,435	89,714
Class R3	595,506	1,143,825
Class R4	147,237	406,553
Class R6	7,095,685	14,330,760
Total	$84,017,395	$174,809,430

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from March 1, 2022 through July 31, 2022, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
Effective August 1, 2022, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2023. For the six months ended August 31, 2022, this management fee reduction amounted to $220,943, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2022 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.
For the period from March 1, 2022 through July 31, 2022, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%
This written agreement terminated on July 31, 2022. For the period from March 1, 2022 through July 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses

Notes to Financial Statements (unaudited) - continued
(including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2024. For the period from August 1, 2022 through August 31, 2022, this reduction amounted to $131,348, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,890 for the six months ended August 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,846,586
Class C	0.75%	0.25%	1.00%	1.00%	1,571,661
Class R1	0.75%	0.25%	1.00%	1.00%	1,115
Class R2	0.25%	0.25%	0.50%	0.50%	3,472
Class R3	—	0.25%	0.25%	0.25%	27,215
Total Distribution and Service Fees					$3,450,049
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2022, this rebate amounted to $136 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2022, were as follows:
Amount
Class A	$23,502
Class C	5,007
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2022, the fee was $92,547, which equated to 0.0059% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,418,158.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2022 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
On August 3, 2022, MFS redeemed 21 shares of Class R2 for an aggregate amount of $249.

Notes to Financial Statements (unaudited) - continued
On August 3, 2022, MFS redeemed 20 shares of Class R6 for an aggregate amount of $237.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2022, this reimbursement amounted to $39,572, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$635,776,257	$530,163,658
Non-U.S. Government securities	525,518,818	939,876,041
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/22		Year ended 2/28/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,626,680	$93,185,537	14,607,047	$198,557,562
Class C	521,113	6,392,302	1,711,416	23,298,433
Class I	6,098,304	74,901,228	16,504,267	224,664,063
Class R1	1,021	12,551	6,820	93,515
Class R2	5,594	68,695	20,842	284,007
Class R3	121,082	1,477,484	226,162	3,076,702
Class R4	17,943	218,647	120,292	1,623,061
Class R6	1,547,350	18,962,905	3,701,055	50,342,326
	15,939,087	$195,219,349	36,897,901	$501,939,669
Shares issued to shareholders in reinvestment of distributions
Class A	3,140,958	$37,688,782	5,582,553	$75,785,017
Class C	556,669	6,671,965	1,161,810	15,773,452
Class I	2,033,133	24,422,618	3,782,563	51,329,884
Class R1	441	5,269	809	10,977
Class R2	2,859	34,342	6,579	89,333
Class R3	49,587	594,732	84,146	1,142,993
Class R4	12,233	147,124	29,898	406,227
Class R6	571,323	6,859,887	1,018,378	13,826,069
	6,367,203	$76,424,719	11,666,736	$158,363,952

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/22		Year ended 2/28/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,410,817)	$(150,497,670)	(19,136,980)	$(259,994,737)
Class C	(5,094,667)	(61,851,170)	(10,093,308)	(136,833,130)
Class I	(15,140,304)	(184,204,622)	(19,524,445)	(264,711,290)
Class R1	(39)	(462)	(8,494)	(115,225)
Class R2	(29,413)	(364,057)	(39,154)	(529,170)
Class R3	(107,134)	(1,291,303)	(318,717)	(4,323,050)
Class R4	(88,138)	(1,061,330)	(342,221)	(4,608,637)
Class R6	(2,221,008)	(26,997,571)	(4,853,890)	(65,737,300)
	(35,091,520)	$(426,268,185)	(54,317,209)	$(736,852,539)
Net change
Class A	(1,643,179)	$(19,623,351)	1,052,620	$14,347,842
Class C	(4,016,885)	(48,786,903)	(7,220,082)	(97,761,245)
Class I	(7,008,867)	(84,880,776)	762,385	11,282,657
Class R1	1,423	17,358	(865)	(10,733)
Class R2	(20,960)	(261,020)	(11,733)	(155,830)
Class R3	63,535	780,913	(8,409)	(103,355)
Class R4	(57,962)	(695,559)	(192,031)	(2,579,349)
Class R6	(102,335)	(1,174,779)	(134,457)	(1,568,905)
	(12,785,230)	$(154,624,117)	(5,752,572)	$(76,548,918)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2022, the fund’s commitment fee and interest expense were $7,030 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$809,235,637	$25,659,299	$124,859,646	$(11,071,748)	$(65,525,088)	$633,438,454
MFS Institutional Money Market Portfolio	106,862,112	918,600,181	779,525,271	(17,155)	19,154	245,939,021
	$916,097,749	$944,259,480	$904,384,917	$(11,088,903)	$(65,505,934)	$879,377,475

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$19,470,345	$—
MFS Institutional Money Market Portfolio	1,034,095	—
	$20,504,440	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on

Notes to Financial Statements (unaudited) - continued
securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including a recent investment strategy change to permit the Fund to invest in investment grade quality debt instruments. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee

Board Review of Investment Advisory Agreement - continued
and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median. They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reduce its advisory fee effective August 1, 2022 and that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2022, each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reduce the Fund’s advisory fee rate on all assets up to $5 billion (by removing the breakpoints at $1 billion and $2.5 billion) and retaining the existing contractual breakpoint on assets over $5 billion effective August 1, 2022. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

Board Review of Investment Advisory Agreement - continued
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
August 31, 2022
MFS®  Government
Securities Fund
MFG-SEM

MFS® Government
Securities Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in fixed income and currency markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
October 17, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	49.2%
U.S. Treasury Securities	44.0%
Commercial Mortgage-Backed Securities	4.1%
Collateralized Debt Obligations	1.7%
Municipal Bonds	1.5%
Investment Grade Corporates	0.6%
Asset-Backed Securities	0.2%
U.S. Government Agencies	0.2%
Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	1.6%
A	1.5%
BBB	0.3%
U.S. Government	42.1%
Federal Agencies	49.4%
Not Rated	1.9%
Cash & Cash Equivalents	0.4%
Other	(1.9)%
Portfolio facts
Average Duration (d)	6.1
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2022 through August 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/22	Ending Account Value 8/31/22	Expenses Paid During Period (p) 3/01/22-8/31/22
A	Actual	0.77%	$1,000.00	$927.51	$3.74
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
B	Actual	1.52%	$1,000.00	$923.94	$7.37
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
C	Actual	1.52%	$1,000.00	$923.16	$7.37
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
I	Actual	0.52%	$1,000.00	$927.57	$2.53
	Hypothetical (h)	0.52%	$1,000.00	$1,022.58	$2.65
R1	Actual	1.52%	$1,000.00	$923.94	$7.37
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
R2	Actual	1.02%	$1,000.00	$926.27	$4.95
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R3	Actual	0.77%	$1,000.00	$926.49	$3.74
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
R4	Actual	0.52%	$1,000.00	$928.68	$2.53
	Hypothetical (h)	0.52%	$1,000.00	$1,022.58	$2.65
R6	Actual	0.41%	$1,000.00	$929.09	$1.99
	Hypothetical (h)	0.41%	$1,000.00	$1,023.14	$2.09
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.3%
Asset-Backed & Securitized – 5.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.144%, 11/15/2054 (i)	$22,021,261	$1,391,766
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.877% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	7,778,000	7,495,819
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 3.891% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,684,007
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 3.791% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	6,638,000	6,312,326
AREIT 2022-CRE6 Trust, “AS”, FLR, 3.657% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	7,155,500	6,869,280
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.424%, 7/15/2054 (i)	21,264,580	1,649,213
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.754%, 2/15/2054 (i)	13,887,884	1,345,846
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.38%, 2/15/2054 (i)	43,891,350	3,176,268
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)	26,342,535	1,717,860
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)	38,171,071	2,009,993
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)	33,730,471	2,581,777
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.398%, 8/15/2054 (i)	40,324,766	3,128,117
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.155%, 9/15/2054 (i)	45,502,898	2,704,374
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 3.591% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	3,712,000	3,614,066
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 3.871% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,700,500	4,541,440
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,616,397
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,251,952	1,184,107
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.997%, 12/15/2072 (i)(n)	23,414,707	1,111,018
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.435%, 2/15/2054 (i)	33,686,676	2,707,691
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)	19,042,199	886,683
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)	13,359,810	849,516
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	$1,000,000	$983,589
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	4,846,287
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,185,273
KREF 2018-FT1 Ltd., “AS”, FLR, 3.68% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	759,000	718,292
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	1,596,000	1,592,124
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.141% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,258,641
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 4.041% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	10,000,000	9,596,680
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.238% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,574,442
MF1 2021-FL5 Ltd., “AS”, FLR, 3.611% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,776,911
MF1 2021-FL5 Ltd., “B”, FLR, 3.861% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,784,873
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	24,290,909	950,406
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)	16,799,378	1,264,392
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.347%, 6/15/2054 (i)	20,649,707	1,406,456
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.217%, 10/15/2054 (i)	80,899,555	5,225,602
PFP III 2021-7 Ltd., “AS”, FLR, 3.541% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,441,728	5,184,699
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.643% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	4,095,625	3,990,550
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.944% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	1,261,500	1,223,575
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	1,208,000	1,206,112
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.119%, 1/15/2052 (i)(n)	13,319,958	605,170
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.675%, 8/15/2054 (i)	20,875,531	1,973,155
		$132,924,793
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,826,454
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,884,153
		$4,710,607
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,824,179
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$458,000	$457,229
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	496,254
Howard University, Washington D.C., 2.416%, 10/01/2024	556,000	530,865
Howard University, Washington D.C., 2.516%, 10/01/2025	688,000	647,071
		$2,131,419
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$4,139,000	$3,992,415
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	1,992,000	1,951,603
		$5,944,018
Mortgage-Backed – 49.0%
Fannie Mae, 2.152%, 1/25/2023	$751,136	$747,761
Fannie Mae, 2.41%, 5/01/2023	1,329,453	1,323,568
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	9,068,105	9,572,576
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	7,935,432	8,264,225
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	19,280,125	19,648,213
Fannie Mae, 2.642%, 12/25/2026	3,638,724	3,465,332
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	38,493,582	38,489,228
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	23,342,842	22,679,681
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,786,277	3,532,280
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,540,675	154,374
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	703,327	742,687
Fannie Mae, 3.42%, 7/01/2032	5,506,905	5,304,678
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,945,160	2,058,086
Fannie Mae, 3%, 2/25/2033 (i)	1,653,405	157,678
Fannie Mae, 3.5%, 4/01/2038 - 12/01/2047	26,664,923	25,942,210
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,740,196	1,648,667
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	5,190,567	4,907,382
Fannie Mae, 2.75%, 9/25/2042	1,707,177	1,649,561
Fannie Mae, UMBS, 2%, 10/01/2036 - 3/01/2052	142,057,428	123,961,160
Fannie Mae, UMBS, 1.5%, 2/01/2042	541,018	458,063
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 7/01/2052	111,534,546	100,123,118
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,343,311	1,424,103
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2052	5,856,460	5,595,575
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	15,311,885	14,285,403
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4%, 5/01/2052	$3,209,407	$3,164,679
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	3,377,726	3,446,998
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	8,816,789	9,169,299
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	22,752,439	21,982,051
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,165,408	1,244,919
Freddie Mac, 3.06%, 7/25/2023	871,000	864,705
Freddie Mac, 3.531%, 7/25/2023	240,000	239,144
Freddie Mac, 3.458%, 8/25/2023	4,572,200	4,550,137
Freddie Mac, 1.048%, 4/25/2024 (i)	37,740,698	454,987
Freddie Mac, 0.714%, 7/25/2024 (i)	52,887,359	385,009
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,653,553
Freddie Mac, 3.064%, 8/25/2024	5,977,369	5,886,965
Freddie Mac, 2.67%, 12/25/2024	10,948,000	10,675,066
Freddie Mac, 3.062%, 12/25/2024	325,000	319,329
Freddie Mac, 2.811%, 1/25/2025	7,513,933	7,339,760
Freddie Mac, 3.329%, 5/25/2025	16,621,000	16,382,627
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,107,173
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,869,983	2,870,553
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,588,520
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	35,830,543	34,955,040
Freddie Mac, 1.481%, 3/25/2027 (i)	5,583,000	301,050
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,082,043
Freddie Mac, 0.711%, 7/25/2027 (i)	104,729,947	2,473,742
Freddie Mac, 0.558%, 8/25/2027 (i)	82,248,436	1,497,752
Freddie Mac, 0.428%, 1/25/2028 (i)	150,376,867	2,206,390
Freddie Mac, 0.436%, 1/25/2028 (i)	61,918,961	938,208
Freddie Mac, 0.271%, 2/25/2028 (i)	175,639,518	1,352,512
Freddie Mac, 2.5%, 3/15/2028	421,676	418,605
Freddie Mac, 0.264%, 4/25/2028 (i)	113,239,002	810,304
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	32,198,011	30,566,525
Freddie Mac, 1.218%, 7/25/2029 (i)	19,347,653	1,186,795
Freddie Mac, 1.269%, 8/25/2029 (i)	33,790,083	2,163,147
Freddie Mac, 1.916%, 4/25/2030 (i)	14,430,646	1,624,289
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	2,361,961
Freddie Mac, 1.766%, 5/25/2030 (i)	12,033,779	1,273,642
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	3,064,465
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	4,001,860	4,223,900
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	948,180
Freddie Mac, 1.704%, 8/25/2030 (i)	10,235,210	1,065,281
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	508,525
Freddie Mac, 1.172%, 11/25/2030 (i)	13,158,725	963,861
Freddie Mac, 0.422%, 1/25/2031 (i)	50,186,431	1,078,446
Freddie Mac, 0.873%, 1/25/2031 (i)	19,512,958	1,068,178
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.027%, 1/25/2031 (i)	$14,681,587	$946,429
Freddie Mac, 0.613%, 3/25/2031 (i)	40,313,977	1,401,455
Freddie Mac, 0.829%, 3/25/2031 (i)	17,260,719	900,837
Freddie Mac, 1.333%, 5/25/2031 (i)	7,120,528	612,988
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	798,878
Freddie Mac, 0.608%, 8/25/2031 (i)	14,901,892	545,403
Freddie Mac, 0.955%, 9/25/2031 (i)	14,983,637	942,564
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,995,039
Freddie Mac, 0.597%, 12/25/2031 (i)	73,957,916	2,777,919
Freddie Mac, 0.664%, 12/25/2031 (i)	12,187,459	513,450
Freddie Mac, 3.71%, 11/25/2032	10,076,231	9,944,230
Freddie Mac, 5.5%, 2/15/2036 (i)	395,010	66,844
Freddie Mac, 2%, 8/15/2036	1,600,071	1,581,951
Freddie Mac, 6.5%, 5/01/2037	135,118	142,719
Freddie Mac, 4.5%, 12/15/2040 (i)	127,681	11,808
Freddie Mac, 1.75%, 8/15/2041	1,366,323	1,288,934
Freddie Mac, 0.632%, 9/25/2049 (i)	50,149,699	1,848,257
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	57,152,688	50,940,200
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 6/01/2052	31,259,321	27,997,322
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2052	3,330,290	3,204,876
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	39,729,928	36,839,950
Freddie Mac, UMBS, 4%, 5/01/2052	4,910,978	4,842,539
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	1,914,261	2,029,621
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	5,039,460	5,156,298
Ginnie Mae, 5.687%, 8/20/2034	1,384,335	1,445,178
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	2,609,811	2,617,148
Ginnie Mae, 3.5%, 10/20/2041 (i)	570,407	33,620
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	8,226,232	8,088,280
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	27,620,865	25,251,562
Ginnie Mae, 4%, 8/16/2042 (i)	711,359	106,913
Ginnie Mae, 3%, 2/20/2043 - 7/20/2052	20,314,010	19,255,500
Ginnie Mae, 2.25%, 9/20/2043	976,589	956,669
Ginnie Mae, 2%, 1/20/2052	9,331,779	8,267,234
Ginnie Mae, 0.586%, 2/16/2059 (i)	2,618,085	97,676
Ginnie Mae, TBA, 2.5%, 9/21/2052	11,683,151	10,644,902
Ginnie Mae, TBA, 3%, 9/21/2052	27,650,000	25,951,037
Ginnie Mae, TBA, 3.5%, 9/21/2052	37,867,230	36,510,814
Ginnie Mae, TBA, 4%, 9/21/2052 - 10/20/2052	35,026,247	34,485,250
Ginnie Mae, TBA, 4.5%, 9/21/2052 - 10/20/2052	30,100,000	30,087,323
Ginnie Mae, TBA, 5%, 9/21/2052 - 10/20/2052	8,650,000	8,751,815
UMBS, TBA, 2.5%, 9/19/2037 - 9/25/2052	68,575,000	61,763,836
UMBS, TBA, 5.5%, 9/14/2052 - 10/25/2052	7,050,000	7,200,226
UMBS, TBA, 2%, 9/25/2052	36,750,000	31,612,895
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 3.5%, 9/25/2052	$12,075,000	$11,504,268
UMBS, TBA, 4%, 9/25/2052	7,175,000	7,002,912
UMBS, TBA, 4.5%, 9/25/2052	14,425,000	14,337,098
		$1,098,896,591
Municipals – 1.6%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$1,355,000	$1,325,077
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	492,000	479,310
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	944,086
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	695,677
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	4,150,000	3,645,900
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	445,000	415,349
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	1,990,797
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,159,841	1,064,972
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	14,792,000	14,553,057
New York Transportation Development Corp., Special Facilities Taxable Rev., Taxable (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	770,000	766,478
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,671,465
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,680,000	1,533,783
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,900,000	1,816,951
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,436,290
		$34,339,192
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.98%, 11/01/2023	$22,062	$21,984
Small Business Administration, 4.89%, 12/01/2023	69,034	68,456
Small Business Administration, 4.77%, 4/01/2024	89,954	89,231
Small Business Administration, 5.52%, 6/01/2024	36,112	35,880
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.99%, 9/01/2024	$63,401	$62,555
Small Business Administration, 4.86%, 10/01/2024	51,701	51,124
Small Business Administration, 4.86%, 1/01/2025	88,152	89,160
Small Business Administration, 5.11%, 4/01/2025	76,494	75,714
Small Business Administration, 2.21%, 2/01/2033	811,174	753,436
Small Business Administration, 2.22%, 3/01/2033	1,248,302	1,162,378
Small Business Administration, 3.15%, 7/01/2033	1,222,969	1,186,537
Small Business Administration, 3.16%, 8/01/2033	491,531	478,923
Small Business Administration, 3.62%, 9/01/2033	458,068	452,756
		$4,528,134
U.S. Treasury Obligations – 41.9%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,483,834
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	6,411,580
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,101,747
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,619,993
U.S. Treasury Bonds, 1.625%, 5/15/2031	41,833,000	36,955,207
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,371,680
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	13,773,945
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	9,061,052
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	24,534,508
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	80,996,728
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	23,261,681
U.S. Treasury Bonds, 1.875%, 11/15/2051	12,000,200	8,738,583
U.S. Treasury Notes, 1.5%, 9/15/2022	35,000,000	34,991,074
U.S. Treasury Notes, 0.125%, 9/30/2022	49,534,000	49,449,800
U.S. Treasury Notes, 0.125%, 2/28/2023	51,824,200	51,028,618
U.S. Treasury Notes, 2.5%, 3/31/2023	131,000,000	130,437,109
U.S. Treasury Notes, 0.125%, 5/31/2023	33,455,000	32,659,137
U.S. Treasury Notes, 0.125%, 6/30/2023	18,346,500	17,851,288
U.S. Treasury Notes, 0.125%, 7/15/2023	11,546,000	11,213,601
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	135,391,691
U.S. Treasury Notes, 0.375%, 10/31/2023	8,133,200	7,849,173
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	20,344,844
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	34,939,634
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	49,056,602
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	52,464,594
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	28,190,547
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,403,269
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	26,457,608
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,774,172
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,786,930
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.25%, 5/15/2042	$10,839,000	$10,368,181
		$939,968,410
Total Bonds (Identified Cost, $2,351,381,673)		$2,225,267,343
Investment Companies (h) – 13.0%
Money Market Funds – 13.0%
MFS Institutional Money Market Portfolio, 2.21% (v) (Identified Cost, $292,288,926)	292,292,744	$292,292,744

Other Assets, Less Liabilities – (12.3)%		(275,199,661)
Net Assets – 100.0%		$2,242,360,426

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $292,292,744 and $2,225,267,343, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $85,230,899, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.643% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$4,095,625	$3,990,550
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.944% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	1,261,500	1,223,575
Total Restricted Securities			$5,214,125
% of Net assets			0.2%
13

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 8/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	1,338	$278,743,032	December – 2022	$358,967
U.S. Treasury Ultra Bond	Long	USD	655	97,922,500	December – 2022	1,118,549
						$1,477,516
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	333	$45,235,969	December – 2022	$(35,527)
U.S. Treasury Note 10 yr	Long	USD	1,228	143,560,875	December – 2022	(454,841)
U.S. Treasury Note 5 yr	Long	USD	85	9,419,726	December – 2022	(36,825)
U.S. Treasury Ultra Note 10 yr	Long	USD	202	25,287,875	December – 2022	(24,550)
						$(551,743)
At August 31, 2022, the fund had liquid securities with an aggregate value of $8,482,679 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
14

Financial Statements
Statement of Assets and Liabilities
At 8/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,351,381,673)	$2,225,267,343
Investments in affiliated issuers, at value (identified cost, $292,288,926)	292,292,744
Restricted cash for MBS/TBA	1,540,852
Receivables for
Investments sold	5,358,299
TBA sale commitments	65,467,253
Fund shares sold	778,942
Interest	8,078,658
Other assets	23,532
Total assets	$2,598,807,623
Liabilities
Payable to custodian	$125,805
Payables for
Distributions	149,491
Net daily variation margin on open futures contracts	1,041,437
TBA purchase commitments	353,234,227
Fund shares reacquired	1,417,292
Payable to affiliates
Investment adviser	44,066
Administrative services fee	2,238
Shareholder servicing costs	292,307
Distribution and service fees	9,068
Payable for independent Trustees' compensation	4,460
Accrued expenses and other liabilities	126,806
Total liabilities	$356,447,197
Net assets	$2,242,360,426
Net assets consist of
Paid-in capital	$2,536,201,454
Total distributable earnings (loss)	(293,841,028)
Net assets	$2,242,360,426
Shares of beneficial interest outstanding	248,376,673
15

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$506,944,883	56,097,509	$9.04
Class B	1,921,386	212,877	9.03
Class C	7,200,302	795,631	9.05
Class I	248,796,504	27,579,052	9.02
Class R1	1,772,982	196,418	9.03
Class R2	42,135,826	4,667,827	9.03
Class R3	32,740,839	3,624,749	9.03
Class R4	42,434,923	4,696,715	9.04
Class R6	1,358,412,781	150,505,895	9.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.44 [100 / 95.75 x $9.04]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
16

Financial Statements
Statement of Operations
Six months ended 8/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$22,390,513
Dividends from affiliated issuers	1,563,099
Other	439
Total investment income	$23,954,051
Expenses
Management fee	$4,434,277
Distribution and service fees	898,377
Shareholder servicing costs	654,972
Administrative services fee	202,072
Independent Trustees' compensation	20,120
Custodian fee	76,714
Shareholder communications	31,745
Audit and tax fees	35,092
Legal fees	5,880
Miscellaneous	116,203
Total expenses	$6,475,452
Fees paid indirectly	(5,413)
Reduction of expenses by investment adviser and distributor	(170,022)
Net expenses	$6,300,017
Net investment income (loss)	$17,654,034
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(29,781,918)
Affiliated issuers	(12,040)
Futures contracts	(27,024,254)
Foreign currency	(11)
Net realized gain (loss)	$(56,818,223)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(143,315,768)
Affiliated issuers	2,303
Futures contracts	(1,009,122)
Net unrealized gain (loss)	$(144,322,587)
Net realized and unrealized gain (loss)	$(201,140,810)
Change in net assets from operations	$(183,486,776)
See Notes to Financial Statements
17

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22
Change in net assets
From operations
Net investment income (loss)	$17,654,034	$24,907,648
Net realized gain (loss)	(56,818,223)	(19,495,848)
Net unrealized gain (loss)	(144,322,587)	(64,585,881)
Change in net assets from operations	$(183,486,776)	$(59,174,081)
Total distributions to shareholders	$(18,101,633)	$(30,875,262)
Change in net assets from fund share transactions	$(137,484,076)	$74,959,507
Total change in net assets	$(339,072,485)	$(15,089,836)
Net assets
At beginning of period	2,581,432,911	2,596,522,747
At end of period	$2,242,360,426	$2,581,432,911
See Notes to Financial Statements
18

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.81	$10.15	$10.28	$9.59	$9.55	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.07	$0.14	$0.20	$0.20	$0.20
Net realized and unrealized gain (loss)	(0.77)	(0.31)	(0.10)	0.70	0.06	(0.26)
Total from investment operations	$(0.71)	$(0.24)	$0.04	$0.90	$0.26	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.10)	$(0.17)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$9.04	$9.81	$10.15	$10.28	$9.59	$9.55
Total return (%) (r)(s)(t)(x)	(7.25)(n)	(2.43)	0.40	9.48	2.75	(0.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.79	0.81	0.85	0.86	0.87
Expenses after expense reductions (f)	0.77(a)	0.78	0.80	0.84	0.84	0.85
Net investment income (loss)	1.24(a)	0.73	1.35	1.98	2.12	2.06
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$506,945	$589,493	$805,484	$702,063	$596,678	$625,457
See Notes to Financial Statements
19

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.80	$10.14	$10.27	$9.58	$9.54	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.00)(w)	$0.07	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.76)	(0.32)	(0.10)	0.71	0.06	(0.25)
Total from investment operations	$(0.74)	$(0.32)	$(0.03)	$0.83	$0.19	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.02)	$(0.10)	$(0.14)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$9.03	$9.80	$10.14	$10.27	$9.58	$9.54
Total return (%) (r)(s)(t)(x)	(7.61)(n)	(3.16)	(0.35)	8.68	1.99	(1.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.54	1.56	1.60	1.61	1.62
Expenses after expense reductions (f)	1.52(a)	1.53	1.55	1.59	1.60	1.61
Net investment income (loss)	0.47(a)	(0.02)	0.66	1.23	1.37	1.31
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$1,921	$2,757	$4,468	$7,711	$8,811	$12,968

Class C	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.83	$10.17	$10.29	$9.60	$9.57	$9.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.00)(w)	$0.07	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.77)	(0.32)	(0.09)	0.71	0.05	(0.25)
Total from investment operations	$(0.75)	$(0.32)	$(0.02)	$0.83	$0.18	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.02)	$(0.10)	$(0.14)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$9.05	$9.83	$10.17	$10.29	$9.60	$9.57
Total return (%) (r)(s)(t)(x)	(7.68)(n)	(3.15)	(0.25)	8.66	1.88	(1.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.54	1.56	1.60	1.61	1.62
Expenses after expense reductions (f)	1.52(a)	1.53	1.55	1.59	1.60	1.61
Net investment income (loss)	0.48(a)	(0.01)	0.63	1.23	1.37	1.30
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$7,200	$10,187	$19,052	$20,084	$19,919	$29,766
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.80	$10.14	$10.27	$9.58	$9.55	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.17	$0.22	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.78)	(0.32)	(0.10)	0.70	0.05	(0.24)
Total from investment operations	$(0.71)	$(0.22)	$0.07	$0.92	$0.27	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.20)	$(0.23)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$9.02	$9.80	$10.14	$10.27	$9.58	$9.55
Total return (%) (r)(s)(t)(x)	(7.24)(n)	(2.18)	0.65	9.76	2.90	(0.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.56	0.60	0.61	0.62
Expenses after expense reductions (f)	0.52(a)	0.52	0.55	0.59	0.60	0.61
Net investment income (loss)	1.49(a)	0.97	1.60	2.20	2.36	2.29
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$248,797	$274,851	$162,286	$96,407	$43,627	$39,572

Class R1	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.80	$10.14	$10.27	$9.58	$9.54	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.00)(w)	$0.06	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.76)	(0.32)	(0.09)	0.71	0.06	(0.26)
Total from investment operations	$(0.74)	$(0.32)	$(0.03)	$0.83	$0.19	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.02)	$(0.10)	$(0.14)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$9.03	$9.80	$10.14	$10.27	$9.58	$9.54
Total return (%) (r)(s)(t)(x)	(7.61)(n)	(3.16)	(0.35)	8.68	1.99	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.54	1.56	1.60	1.61	1.62
Expenses after expense reductions (f)	1.52(a)	1.53	1.55	1.59	1.60	1.61
Net investment income (loss)	0.49(a)	(0.02)	0.61	1.23	1.37	1.31
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$1,773	$1,960	$2,274	$2,158	$2,125	$2,237
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.80	$10.14	$10.27	$9.58	$9.54	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.12	$0.17	$0.18	$0.18
Net realized and unrealized gain (loss)	(0.77)	(0.32)	(0.10)	0.71	0.06	(0.26)
Total from investment operations	$(0.72)	$(0.27)	$0.02	$0.88	$0.24	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)	$(0.15)	$(0.19)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$9.03	$9.80	$10.14	$10.27	$9.58	$9.54
Total return (%) (r)(s)(t)(x)	(7.37)(n)	(2.67)	0.15	9.22	2.50	(0.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.04	1.06	1.10	1.11	1.12
Expenses after expense reductions (f)	1.02(a)	1.03	1.05	1.09	1.10	1.11
Net investment income (loss)	0.99(a)	0.48	1.12	1.73	1.87	1.80
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$42,136	$49,375	$63,945	$78,519	$86,431	$98,060

Class R3	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.81	$10.15	$10.27	$9.58	$9.55	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.07	$0.14	$0.20	$0.20	$0.20
Net realized and unrealized gain (loss)	(0.78)	(0.31)	(0.09)	0.70	0.05	(0.25)
Total from investment operations	$(0.72)	$(0.24)	$0.05	$0.90	$0.25	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.10)	$(0.17)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$9.03	$9.81	$10.15	$10.27	$9.58	$9.55
Total return (%) (r)(s)(t)(x)	(7.35)(n)	(2.43)	0.50	9.49	2.65	(0.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.79	0.81	0.85	0.86	0.87
Expenses after expense reductions (f)	0.77(a)	0.78	0.80	0.84	0.85	0.86
Net investment income (loss)	1.24(a)	0.73	1.36	1.99	2.12	2.05
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$32,741	$38,286	$49,242	$52,773	$66,977	$79,274
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.81	$10.15	$10.28	$9.59	$9.55	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.17	$0.22	$0.22	$0.23
Net realized and unrealized gain (loss)	(0.77)	(0.32)	(0.10)	0.71	0.06	(0.26)
Total from investment operations	$(0.70)	$(0.22)	$0.07	$0.93	$0.28	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.20)	$(0.24)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$9.04	$9.81	$10.15	$10.28	$9.59	$9.55
Total return (%) (r)(s)(t)(x)	(7.13)(n)	(2.18)	0.65	9.75	3.01	(0.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.54	0.56	0.60	0.61	0.62
Expenses after expense reductions (f)	0.52(a)	0.53	0.55	0.59	0.60	0.61
Net investment income (loss)	1.48(a)	0.98	1.61	2.22	2.36	2.30
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$42,435	$53,252	$67,258	$73,230	$58,677	$64,691

Class R6	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$9.80	$10.14	$10.27	$9.58	$9.54	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.18	$0.23	$0.24	$0.24
Net realized and unrealized gain (loss)	(0.76)	(0.32)	(0.10)	0.71	0.05	(0.26)
Total from investment operations	$(0.69)	$(0.21)	$0.08	$0.94	$0.29	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.21)	$(0.25)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$9.03	$9.80	$10.14	$10.27	$9.58	$9.54
Total return (%) (r)(s)(t)(x)	(7.09)(n)	(2.08)	0.75	9.87	3.13	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.44	0.46	0.50	0.50	0.50
Expenses after expense reductions (f)	0.41(a)	0.42	0.45	0.49	0.49	0.50
Net investment income (loss)	1.59(a)	1.08	1.69	2.33	2.48	2.42
Portfolio turnover	147(n)	398	307	113	56	20
Net assets at end of period (000 omitted)	$1,358,413	$1,561,273	$1,422,514	$1,220,812	$1,025,911	$1,066,416

See Notes to Financial Statements
23

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
25

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
26

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$944,496,544	$—	$944,496,544
Municipal Bonds	—	34,339,192	—	34,339,192
U.S. Corporate Bonds	—	14,610,223	—	14,610,223
Residential Mortgage-Backed Securities	—	1,098,896,591	—	1,098,896,591
Commercial Mortgage-Backed Securities	—	90,721,968	—	90,721,968
Asset-Backed Securities (including CDOs)	—	42,202,825	—	42,202,825
Mutual Funds	292,292,744	—	—	292,292,744
Total	$292,292,744	$2,225,267,343	$—	$2,517,560,087
Other Financial Instruments
Futures Contracts – Assets	$1,477,516	$—	$—	$1,477,516
Futures Contracts – Liabilities	(551,743)	—	—	(551,743)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
27

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,477,516	$(551,743)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(27,024,254)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,009,122)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party
28

Notes to Financial Statements (unaudited) - continued
to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
29

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.
30

Notes to Financial Statements (unaudited) - continued
This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/22
Ordinary income (including any short-term capital gains)	$30,875,262
31

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/22
Cost of investments	$2,665,670,022
Gross appreciation	—
Gross depreciation	(148,109,935)
Net unrealized appreciation (depreciation)	$(148,109,935)
As of 2/28/22
Undistributed ordinary income	7,204,391
Capital loss carryforwards	(94,841,984)
Other temporary differences	(2,260,295)
Net unrealized appreciation (depreciation)	(2,354,731)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(19,240,400)
Long-Term	(75,601,584)
Total	$(94,841,984)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/22	Year ended 2/28/22
Class A	$3,474,483	$6,866,841
Class B	5,867	7,613
Class C	21,973	30,740
Class I	1,999,631	2,502,609
Class R1	4,903	4,340
Class R2	230,688	407,067
Class R3	222,663	416,860
Class R4	355,546	772,308
Class R6	11,785,879	19,866,884
Total	$18,101,633	$30,875,262
32

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2023. For the six months ended August 31, 2022, this management fee reduction amounted to $169,485, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2022 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2024. For the six months ended August 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,506 for the six months ended August 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
33

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 679,469
Class B	0.75%	0.25%	1.00%	1.00%	11,400
Class C	0.75%	0.25%	1.00%	1.00%	42,594
Class R1	0.75%	0.25%	1.00%	1.00%	9,179
Class R2	0.25%	0.25%	0.50%	0.50%	112,161
Class R3	—	0.25%	0.25%	0.25%	43,574
Total Distribution and Service Fees					$898,377
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2022, this rebate amounted to $537 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2022, were as follows:
Amount
Class A	$17,251
Class B	1,722
Class C	247
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2022, the fee was $114,985, which equated to 0.0096% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $539,987.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
34

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2022 was equivalent to an annual effective rate of 0.0169% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $914 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,460 at August 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 11 shares of Class R6 for an aggregate amount of $102.
(4) Portfolio Securities
For the six months ended August 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,425,397,681	$3,469,651,834
Non-U.S. Government securities	2,803,744	32,803,902
35

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/22		Year ended 2/28/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,097,739	$38,053,160	12,865,232	$129,822,253
Class B	5,694	55,260	21,933	216,332
Class C	71,001	661,572	205,708	2,075,649
Class I	3,253,758	30,259,898	18,031,612	182,635,307
Class R1	8,236	76,319	21,801	219,632
Class R2	610,211	5,689,023	797,169	8,008,502
Class R3	491,394	4,585,305	887,626	8,929,415
Class R4	393,987	3,671,403	1,720,152	17,301,502
Class R6	5,654,616	52,812,150	27,045,019	273,000,607
	14,586,636	$135,864,090	61,596,252	$622,209,199
Shares issued to shareholders in reinvestment of distributions
Class A	353,831	$3,267,157	573,886	$5,784,485
Class B	632	5,809	730	7,374
Class C	2,317	21,352	2,956	29,928
Class I	208,064	1,917,514	232,686	2,336,109
Class R1	534	4,902	430	4,337
Class R2	24,884	229,360	39,925	402,161
Class R3	24,136	222,661	41,361	416,755
Class R4	12,597	116,286	28,135	283,710
Class R6	1,254,720	11,574,515	1,940,314	19,521,118
	1,881,715	$17,359,556	2,860,423	$28,785,977
Shares reacquired
Class A	(8,428,523)	$(78,178,277)	(32,694,309)	$(330,894,993)
Class B	(74,706)	(693,709)	(181,994)	(1,831,424)
Class C	(314,252)	(2,923,964)	(1,045,840)	(10,566,047)
Class I	(3,940,700)	(36,478,065)	(6,214,095)	(62,539,024)
Class R1	(12,274)	(115,433)	(46,555)	(467,553)
Class R2	(1,004,555)	(9,376,619)	(2,104,748)	(21,209,554)
Class R3	(794,198)	(7,410,664)	(1,877,643)	(18,929,424)
Class R4	(1,137,695)	(10,530,702)	(2,945,540)	(29,635,565)
Class R6	(15,704,692)	(145,000,289)	(9,948,777)	(99,962,085)
	(31,411,595)	$(290,707,722)	(57,059,501)	$(576,035,669)
36

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/22		Year ended 2/28/22
	Shares	Amount	Shares	Amount
Net change
Class A	(3,976,953)	$(36,857,960)	(19,255,191)	$(195,288,255)
Class B	(68,380)	(632,640)	(159,331)	(1,607,718)
Class C	(240,934)	(2,241,040)	(837,176)	(8,460,470)
Class I	(478,878)	(4,300,653)	12,050,203	122,432,392
Class R1	(3,504)	(34,212)	(24,324)	(243,584)
Class R2	(369,460)	(3,458,236)	(1,267,654)	(12,798,891)
Class R3	(278,668)	(2,602,698)	(948,656)	(9,583,254)
Class R4	(731,111)	(6,743,013)	(1,197,253)	(12,050,353)
Class R6	(8,795,356)	(80,613,624)	19,036,556	192,559,640
	(14,943,244)	$(137,484,076)	7,397,174	$74,959,507
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 29%, 18%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2022, the fund’s commitment fee and interest expense were $5,451 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
37

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$677,447,936	$785,409,388	$1,170,554,843	$(12,040)	$2,303	$292,292,744

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,563,099	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
38

Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
39

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
40

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
41

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
42

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
43

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
44

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Kansas City, MO 64105-1407

Semiannual Report
August 31, 2022
MFS®  New Discovery
Value Fund
NDV-SEM

MFS® New Discovery
Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in fixed income and currency markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
October 17, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Black Hills Corp.	1.7%
Umpqua Holdings Corp.	1.7%
Prosperity Bancshares, Inc.	1.6%
Cathay General Bancorp, Inc.	1.6%
LKQ Corp.	1.5%
International Game Technology PLC	1.4%
Portland General Electric Co.	1.3%
Berry Global, Inc.	1.3%
Bank of Hawaii Corp.	1.3%
Silgan Holdings, Inc.	1.3%
GICS equity sectors (g)
Financials	23.2%
Consumer Discretionary	13.9%
Industrials	12.9%
Materials	12.0%
Information Technology	8.5%
Health Care	7.1%
Energy	6.7%
Real Estate	5.7%
Utilities	5.4%
Consumer Staples	2.5%
Communication Services	0.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of August 31, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2022 through August 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/22	Ending Account Value 8/31/22	Expenses Paid During Period (p) 3/01/22-8/31/22
A	Actual	1.19%	$1,000.00	$890.04	$5.67
	Hypothetical (h)	1.19%	$1,000.00	$1,019.21	$6.06
B	Actual	1.94%	$1,000.00	$886.61	$9.23
	Hypothetical (h)	1.94%	$1,000.00	$1,015.43	$9.86
C	Actual	1.94%	$1,000.00	$886.59	$9.23
	Hypothetical (h)	1.94%	$1,000.00	$1,015.43	$9.86
I	Actual	0.93%	$1,000.00	$891.02	$4.43
	Hypothetical (h)	0.93%	$1,000.00	$1,020.52	$4.74
R1	Actual	1.93%	$1,000.00	$886.66	$9.18
	Hypothetical (h)	1.93%	$1,000.00	$1,015.48	$9.80
R2	Actual	1.44%	$1,000.00	$888.70	$6.86
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
R3	Actual	1.19%	$1,000.00	$889.82	$5.67
	Hypothetical (h)	1.19%	$1,000.00	$1019.21	$6.06
R4	Actual	0.93%	$1,000.00	$891.14	$4.43
	Hypothetical (h)	0.93%	$1,000.00	$1020.52	$4.74
R6	Actual	0.83%	$1,000.00	$891.56	$3.96
	Hypothetical (h)	0.83%	$1,000.00	$1021.02	$4.23
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.3%
CACI International, Inc., “A” (a)	145,425	$40,845,520
KBR, Inc.	915,414	44,214,496
		$85,060,016
Apparel Manufacturers – 2.1%
PVH Corp.	553,989	$31,161,881
Skechers USA, Inc., “A” (a)	1,231,640	46,555,992
		$77,717,873
Automotive – 3.9%
LKQ Corp.	1,013,857	$53,957,470
Methode Electronics, Inc.	1,109,642	44,896,115
Stoneridge, Inc. (a)	633,471	12,035,949
Visteon Corp. (a)	274,860	32,936,474
		$143,826,008
Brokerage & Asset Managers – 1.0%
Focus Financial Partners, “A” (a)	900,723	$35,263,305
Business Services – 2.7%
HireRight Holdings Corp. (a)	1,909,653	$31,050,958
Paya, Inc. (a)	6,161,768	38,634,285
TaskUs, Inc., “A” (a)	677,668	10,083,700
WNS (Holdings) Ltd., ADR (a)	236,618	19,935,066
		$99,704,009
Chemicals – 1.1%
Element Solutions, Inc.	2,128,539	$39,739,823
Computer Software – 1.6%
ACI Worldwide, Inc. (a)	1,199,024	$28,416,869
Everbridge, Inc. (a)	445,179	17,709,220
Sabre Corp. (a)	1,994,626	14,341,361
		$60,467,450
Computer Software - Systems – 1.5%
Softchoice Corp. (l)	1,818,140	$25,430,565
Verint Systems, Inc. (a)	625,584	30,334,568
		$55,765,133
Construction – 0.8%
Toll Brothers, Inc.	675,397	$29,575,635
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.5%
Energizer Holdings, Inc.	606,883	$17,053,412
Newell Brands, Inc.	1,614,223	28,813,881
Prestige Consumer Healthcare, Inc. (a)	894,125	45,224,842
		$91,092,135
Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	262,560	$17,906,592
Grand Canyon Education, Inc. (a)	255,177	20,766,304
		$38,672,896
Containers – 5.2%
Ardagh Metal Packaging S.A.	4,607,342	$28,335,153
Berry Global, Inc. (a)	890,366	48,373,585
Graphic Packaging Holding Co.	2,064,744	45,981,849
Pactiv Evergreen, Inc.	1,828,585	20,297,293
Silgan Holdings, Inc.	1,028,212	46,835,057
		$189,822,937
Electrical Equipment – 2.7%
nVent Electric PLC	894,946	$29,497,420
TriMas Corp.	1,337,927	36,819,751
Vertiv Holdings Co.	2,755,412	31,769,901
		$98,087,072
Electronics – 2.2%
Cohu, Inc. (a)	1,347,733	$36,159,676
Plexus Corp. (a)	484,881	45,447,896
		$81,607,572
Energy - Independent – 3.0%
CNX Resources Corp. (a)	2,346,219	$41,457,690
Magnolia Oil & Gas Corp., “A”	1,251,775	29,879,869
Viper Energy Partners LP	1,260,771	38,478,731
		$109,816,290
Food & Beverages – 2.1%
Hostess Brands, Inc. (a)	1,497,893	$34,721,160
Nomad Foods Ltd. (a)	2,384,577	42,183,167
		$76,904,327
Furniture & Appliances – 0.5%
IMAX Corp. (a)	1,291,475	$20,250,328
Gaming & Lodging – 1.4%
International Game Technology PLC	2,858,821	$51,287,249
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.7%
Five Below, Inc. (a)	207,333	$26,513,744
Insurance – 3.6%
CNO Financial Group, Inc.	1,573,837	$28,974,339
Everest Re Group Ltd.	128,279	34,513,465
Hanover Insurance Group, Inc.	231,478	29,950,938
Selective Insurance Group, Inc.	482,432	38,314,750
		$131,753,492
Leisure & Toys – 1.0%
Brunswick Corp.	297,565	$22,231,081
Funko, Inc., “A” (a)	620,756	13,824,236
		$36,055,317
Machinery & Tools – 4.5%
ESAB Corp.	637,400	$26,190,766
Flowserve Corp.	1,338,412	40,781,414
ITT, Inc.	220,316	15,979,519
Regal Rexnord Corp.	314,825	43,316,772
Timken Co.	604,231	38,060,511
		$164,328,982
Medical & Health Technology & Services – 2.8%
ICON PLC (a)	136,248	$28,588,918
Premier, Inc., “A”	1,018,212	35,881,791
Syneos Health, Inc. (a)	655,362	39,393,810
		$103,864,519
Medical Equipment – 2.5%
Agiliti Health, Inc. (a)	1,190,723	$19,123,011
Envista Holdings Corp. (a)	913,468	33,880,528
Maravai Lifesciences Holdings, Inc., “A” (a)	649,807	13,561,472
Quidel Corp. (a)	319,965	25,360,426
		$91,925,437
Metals & Mining – 1.2%
Arconic Corp. (a)	1,246,322	$31,419,778
Kaiser Aluminum Corp.	199,085	14,286,339
		$45,706,117
Natural Gas - Distribution – 2.3%
New Jersey Resources Corp.	1,041,898	$45,989,378
ONE Gas, Inc.	504,294	39,471,091
		$85,460,469
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	3,039,517	$36,413,414
Oil Services – 2.7%
ChampionX Corp.	2,100,485	$45,811,578
Expro Group Holdings N.V. (a)	2,092,388	28,289,086
Helmerich & Payne	586,412	25,069,113
		$99,169,777
Other Banks & Diversified Financials – 19.3%
Air Lease Corp.	1,024,994	$37,268,782
Bank of Hawaii Corp.	610,936	47,665,227
Brookline Bancorp, Inc.	2,517,136	31,388,686
Cathay General Bancorp, Inc.	1,372,980	57,582,781
East West Bancorp, Inc.	515,039	37,170,365
Element Fleet Management Corp.	3,123,417	39,335,529
First Hawaiian, Inc.	1,471,039	37,820,413
First Interstate BancSystem, Inc.	1,085,274	43,693,131
Hanmi Financial Corp.	1,249,410	30,885,415
Prosperity Bancshares, Inc.	844,811	59,880,204
Sandy Spring Bancorp, Inc.	640,321	24,665,165
SLM Corp.	2,844,868	43,469,583
Texas Capital Bancshares, Inc. (a)	463,220	27,343,877
Textainer Group Holdings Ltd.	795,146	24,156,535
UMB Financial Corp.	516,882	46,245,432
Umpqua Holdings Corp.	3,552,982	63,029,901
Wintrust Financial Corp.	252,735	21,315,670
Zions Bancorp NA	657,748	36,195,872
		$709,112,568
Pharmaceuticals – 0.5%
Organon & Co.	688,841	$19,652,634
Real Estate – 6.9%
Brixmor Property Group, Inc., REIT	887,340	$19,060,063
Broadstone Net Lease, Inc., REIT	2,131,686	40,800,470
Douglas Emmett, Inc., REIT	560,768	10,946,191
Empire State Realty Trust, REIT, “A”	3,643,586	25,395,794
Industrial Logistics Properties Trust, REIT	938,549	7,029,732
Life Storage, Inc., REIT	138,067	17,569,026
LXP Industrial Trust, REIT	1,638,592	16,484,236
National Storage Affiliates Trust, REIT	547,184	27,643,736
Phillips Edison & Co., REIT	1,418,841	46,353,536
Two Harbors Investment Corp., REIT	8,508,384	41,265,662
		$252,548,446
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.9%
Jack in the Box, Inc.	420,724	$33,599,019
Specialty Chemicals – 3.8%
Avient Corp.	830,541	$36,402,612
Axalta Coating Systems Ltd. (a)	1,235,620	31,817,215
Diversey Holdings Ltd. (a)	6,392,572	39,186,466
Quaker Chemical Corp.	123,134	21,464,719
Univar Solutions, Inc. (a)	417,850	10,538,177
		$139,409,189
Specialty Stores – 2.5%
Monro Muffler Brake, Inc.	501,419	$23,220,714
Urban Outfitters, Inc. (a)	2,096,104	42,194,574
Zumiez, Inc. (a)(h)	1,034,364	26,852,089
		$92,267,377
Trucking – 1.6%
Schneider National, Inc.	1,131,810	$25,873,176
XPO Logistics, Inc. (a)	642,921	33,701,919
		$59,575,095
Utilities - Electric Power – 3.1%
Black Hills Corp.	847,525	$63,971,187
Portland General Electric Co.	944,763	48,815,904
		$112,787,091
Total Common Stocks (Identified Cost, $3,199,377,444)		$3,624,802,745
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.21% (v) (Identified Cost, $45,299,232)	45,298,996	$45,298,996
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34% (j) (Identified Cost, $427,033)	427,033	$427,033

Other Assets, Less Liabilities – 0.3%		10,610,046
Net Assets – 100.0%		$3,681,138,820

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $72,151,085 and $3,598,377,689, respectively.
9

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 8/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $408,146 of securities on loan (identified cost, $3,180,237,249)	$3,598,377,689
Investments in affiliated issuers, at value (identified cost, $64,866,460)	72,151,085
Receivables for
Investments sold	7,078,133
Fund shares sold	10,023,538
Interest and dividends	5,280,476
Other assets	74,759
Total assets	$3,692,985,680
Liabilities
Payables for
Investments purchased	$7,403,576
Fund shares reacquired	2,862,842
Collateral for securities loaned, at value	427,033
Payable to affiliates
Investment adviser	162,881
Administrative services fee	3,689
Shareholder servicing costs	729,080
Distribution and service fees	7,588
Accrued expenses and other liabilities	250,171
Total liabilities	$11,846,860
Net assets	$3,681,138,820
Net assets consist of
Paid-in capital	$3,142,655,246
Total distributable earnings (loss)	538,483,574
Net assets	$3,681,138,820
Shares of beneficial interest outstanding	211,969,843
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$300,984,290	17,508,029	$17.19
Class B	4,547,940	283,705	16.03
Class C	30,292,853	1,901,442	15.93
Class I	1,535,895,791	88,417,431	17.37
Class R1	2,091,353	130,443	16.03
Class R2	5,705,393	335,536	17.00
Class R3	87,052,192	5,051,604	17.23
Class R4	73,641,760	4,232,392	17.40
Class R6	1,640,927,248	94,109,261	17.44

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.24 [100 / 94.25 x $17.19]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 8/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$41,299,852
Dividends from affiliated issuers	209,070
Other	155,889
Income on securities loaned	25,117
Foreign taxes withheld	(253,710)
Total investment income	$41,436,218
Expenses
Management fee	$16,135,470
Distribution and service fees	745,287
Shareholder servicing costs	1,222,672
Administrative services fee	335,066
Independent Trustees' compensation	30,973
Custodian fee	62,989
Shareholder communications	135,423
Audit and tax fees	31,177
Legal fees	9,288
Miscellaneous	126,161
Total expenses	$18,834,506
Reduction of expenses by investment adviser and distributor	(283,803)
Net expenses	$18,550,703
Net investment income (loss)	$22,885,515
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$138,242,964
Affiliated issuers	(437,849)
Foreign currency	1,539
Net realized gain (loss)	$137,806,654
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(606,724,439)
Affiliated issuers	(18,414,053)
Translation of assets and liabilities in foreign currencies	337
Net unrealized gain (loss)	$(625,138,155)
Net realized and unrealized gain (loss)	$(487,331,501)
Change in net assets from operations	$(464,445,986)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22
Change in net assets
From operations
Net investment income (loss)	$22,885,515	$20,645,545
Net realized gain (loss)	137,806,654	515,912,927
Net unrealized gain (loss)	(625,138,155)	147,863,386
Change in net assets from operations	$(464,445,986)	$684,421,858
Total distributions to shareholders	$(141,792,600)	$(372,836,514)
Change in net assets from fund share transactions	$(4,847,261)	$249,455,580
Total change in net assets	$(611,085,847)	$561,040,924
Net assets
At beginning of period	4,292,224,667	3,731,183,743
At end of period	$3,681,138,820	$4,292,224,667
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$20.03	$18.53	$14.12	$15.16	$14.92	$14.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.05	$0.07	$0.10	$0.05	$0.02
Net realized and unrealized gain (loss)	(2.26)	3.32	4.66	(0.38)	1.21	0.72
Total from investment operations	$(2.18)	$3.37	$4.73	$(0.28)	$1.26	$0.74
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$—	$(0.10)	$(0.04)	$(0.00)(w)
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.66)	$(1.87)	$(0.32)	$(0.76)	$(1.02)	$(0.81)
Net asset value, end of period (x)	$17.19	$20.03	$18.53	$14.12	$15.16	$14.92
Total return (%) (r)(s)(t)(x)	(11.00)(n)	18.34	34.47	(2.41)	8.90	4.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.19	1.23	1.23	1.29	1.33
Expenses after expense reductions	1.19(a)	1.18	1.22	1.22	1.28	1.32
Net investment income (loss)	0.89(a)	0.25	0.53	0.64	0.31	0.12
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$300,984	$361,165	$333,743	$331,255	$318,067	$250,525
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$18.77	$17.54	$13.48	$14.52	$14.40	$14.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.09)	$(0.03)	$(0.02)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss)	(2.11)	3.13	4.41	(0.36)	1.17	0.70
Total from investment operations	$(2.10)	$3.04	$4.38	$(0.38)	$1.10	$0.61
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$—	$—	$—	$—
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.64)	$(1.81)	$(0.32)	$(0.66)	$(0.98)	$(0.81)
Net asset value, end of period (x)	$16.03	$18.77	$17.54	$13.48	$14.52	$14.40
Total return (%) (r)(s)(t)(x)	(11.34)(n)	17.45	33.50	(3.11)	8.05	4.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.94	1.98	1.98	2.04	2.08
Expenses after expense reductions	1.94(a)	1.93	1.97	1.97	2.03	2.07
Net investment income (loss)	0.14(a)	(0.49)	(0.21)	(0.12)	(0.48)	(0.63)
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$4,548	$6,016	$6,032	$6,207	$7,198	$6,329
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$18.66	$17.45	$13.41	$14.45	$14.33	$14.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.09)	$(0.03)	$(0.02)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss)	(2.10)	3.11	4.39	(0.36)	1.18	0.69
Total from investment operations	$(2.09)	$3.02	$4.36	$(0.38)	$1.10	$0.60
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$—	$—	$—	$—
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.64)	$(1.81)	$(0.32)	$(0.66)	$(0.98)	$(0.81)
Net asset value, end of period (x)	$15.93	$18.66	$17.45	$13.41	$14.45	$14.33
Total return (%) (r)(s)(t)(x)	(11.34)(n)	17.42	33.52	(3.12)	8.09	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.94	1.98	1.98	2.04	2.08
Expenses after expense reductions	1.94(a)	1.93	1.97	1.97	2.03	2.07
Net investment income (loss)	0.14(a)	(0.48)	(0.21)	(0.11)	(0.56)	(0.64)
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$30,293	$37,588	$39,061	$38,477	$41,046	$52,616
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$20.22	$18.69	$14.21	$15.25	$15.00	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.10	$0.11	$0.14	$0.12	$0.06
Net realized and unrealized gain (loss)	(2.29)	3.35	4.70	(0.39)	1.19	0.73
Total from investment operations	$(2.18)	$3.45	$4.81	$(0.25)	$1.31	$0.79
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.01)	$(0.13)	$(0.08)	$(0.04)
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.67)	$(1.92)	$(0.33)	$(0.79)	$(1.06)	$(0.85)
Net asset value, end of period (x)	$17.37	$20.22	$18.69	$14.21	$15.25	$15.00
Total return (%) (r)(s)(t)(x)	(10.90)(n)	18.64	34.82	(2.17)	9.19	5.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.94	0.98	0.98	1.04	1.08
Expenses after expense reductions	0.93(a)	0.93	0.97	0.97	1.03	1.07
Net investment income (loss)	1.14(a)	0.46	0.78	0.89	0.77	0.37
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$1,535,896	$1,795,671	$1,430,510	$1,119,891	$917,167	$351,939
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$18.78	$17.55	$13.49	$14.53	$14.41	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.10)	$(0.03)	$(0.02)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	(2.12)	3.14	4.41	(0.36)	1.16	0.70
Total from investment operations	$(2.11)	$3.04	$4.38	$(0.38)	$1.10	$0.61
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$—	$(0.00)(w)	$—	$—
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.64)	$(1.81)	$(0.32)	$(0.66)	$(0.98)	$(0.81)
Net asset value, end of period (x)	$16.03	$18.78	$17.55	$13.49	$14.53	$14.41
Total return (%) (r)(s)(t)(x)	(11.38)(n)	17.45	33.47	(3.08)	8.04	4.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.94	1.98	1.98	2.04	2.08
Expenses after expense reductions	1.93(a)	1.93	1.96	1.97	2.03	2.07
Net investment income (loss)	0.14(a)	(0.51)	(0.22)	(0.11)	(0.42)	(0.64)
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$2,091	$2,224	$2,320	$1,453	$1,581	$1,228
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$19.84	$18.38	$14.04	$15.09	$14.87	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.01	$0.04	$0.06	$0.02	$(0.02)
Net realized and unrealized gain (loss)	(2.24)	3.28	4.62	(0.38)	1.19	0.73
Total from investment operations	$(2.18)	$3.29	$4.66	$(0.32)	$1.21	$0.71
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$—	$(0.07)	$(0.01)	$—
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.66)	$(1.83)	$(0.32)	$(0.73)	$(0.99)	$(0.81)
Net asset value, end of period (x)	$17.00	$19.84	$18.38	$14.04	$15.09	$14.87
Total return (%) (r)(s)(t)(x)	(11.13)(n)	18.02	34.16	(2.64)	8.59	4.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.44	1.48	1.47	1.54	1.58
Expenses after expense reductions	1.44(a)	1.43	1.47	1.47	1.53	1.57
Net investment income (loss)	0.64(a)	0.05	0.29	0.40	0.16	(0.13)
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$5,705	$6,251	$4,779	$5,054	$3,719	$2,349
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$20.08	$18.57	$14.15	$15.20	$14.96	$15.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.05	$0.07	$0.10	$0.06	$0.02
Net realized and unrealized gain (loss)	(2.27)	3.33	4.67	(0.38)	1.20	0.73
Total from investment operations	$(2.19)	$3.38	$4.74	$(0.28)	$1.26	$0.75
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.00)(w)	$(0.11)	$(0.04)	$(0.01)
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.66)	$(1.87)	$(0.32)	$(0.77)	$(1.02)	$(0.82)
Net asset value, end of period (x)	$17.23	$20.08	$18.57	$14.15	$15.20	$14.96
Total return (%) (r)(s)(t)(x)	(11.02)(n)	18.36	34.47	(2.41)	8.88	5.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.19	1.23	1.22	1.29	1.33
Expenses after expense reductions	1.19(a)	1.18	1.22	1.21	1.28	1.32
Net investment income (loss)	0.89(a)	0.24	0.53	0.64	0.40	0.11
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$87,052	$104,164	$88,963	$76,069	$45,355	$26,095
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$20.25	$18.72	$14.23	$15.27	$15.02	$15.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.09	$0.11	$0.14	$0.10	$0.06
Net realized and unrealized gain (loss)	(2.29)	3.36	4.71	(0.38)	1.21	0.73
Total from investment operations	$(2.18)	$3.45	$4.82	$(0.24)	$1.31	$0.79
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.01)	$(0.14)	$(0.08)	$(0.04)
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.67)	$(1.92)	$(0.33)	$(0.80)	$(1.06)	$(0.85)
Net asset value, end of period (x)	$17.40	$20.25	$18.72	$14.23	$15.27	$15.02
Total return (%) (r)(s)(t)(x)	(10.89)(n)	18.60	34.84	(2.16)	9.19	5.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.94	0.98	0.98	1.03	1.08
Expenses after expense reductions	0.93(a)	0.93	0.97	0.97	1.03	1.07
Net investment income (loss)	1.13(a)	0.45	0.78	0.89	0.66	0.36
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$73,642	$103,464	$104,206	$82,613	$71,765	$5,469
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/22 (unaudited)	2/28/22	2/28/21	2/29/20	2/28/19	2/28/18
Net asset value, beginning of period	$20.29	$18.75	$14.24	$15.27	$15.02	$15.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.13	$0.13	$0.16	$0.12	$0.07
Net realized and unrealized gain (loss)	(2.29)	3.35	4.71	(0.38)	1.20	0.73
Total from investment operations	$(2.17)	$3.48	$4.84	$(0.22)	$1.32	$0.80
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.01)	$(0.15)	$(0.09)	$(0.05)
From net realized gain	(0.59)	(1.72)	(0.32)	(0.66)	(0.98)	(0.81)
Total distributions declared to shareholders	$(0.68)	$(1.94)	$(0.33)	$(0.81)	$(1.07)	$(0.86)
Net asset value, end of period (x)	$17.44	$20.29	$18.75	$14.24	$15.27	$15.02
Total return (%) (r)(s)(t)(x)	(10.84)(n)	18.75	34.98	(2.02)	9.28	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.84	0.87	0.87	0.92	0.97
Expenses after expense reductions	0.83(a)	0.83	0.86	0.86	0.92	0.96
Net investment income (loss)	1.24(a)	0.62	0.89	0.99	0.78	0.47
Portfolio turnover	15(n)	44	48	44	57	60
Net assets at end of period (000 omitted)	$1,640,927	$1,875,681	$1,721,570	$1,303,575	$938,134	$599,845

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
24

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
25

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,624,802,745	$—	$—	$3,624,802,745
Mutual Funds	45,726,029	—	—	45,726,029
Total	$3,670,528,774	$—	$—	$3,670,528,774
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $408,146. The fair value of the fund's investment securities on loan and a related liability of $427,033 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of
26

Notes to Financial Statements (unaudited) - continued
securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
27

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/22
Ordinary income (including any short-term capital gains)	$165,834,643
Long-term capital gains	207,001,871
Total distributions	$372,836,514
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/22
Cost of investments	$3,292,706,236
Gross appreciation	644,526,232
Gross depreciation	(266,703,694)
Net unrealized appreciation (depreciation)	$377,822,538
As of 2/28/22
Undistributed ordinary income	55,369,411
Undistributed long-term capital gain	86,391,719
Net unrealized appreciation (depreciation)	1,002,961,030
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/22	Year ended 2/28/22
Class A	$11,382,690	$31,886,235
Class B	179,406	572,192
Class C	1,190,209	3,520,445
Class I	60,491,710	151,035,934
Class R1	77,454	226,208
Class R2	215,468	501,000
Class R3	3,264,962	8,905,282
Class R4	2,793,842	8,957,807
Class R6	62,196,859	167,231,411
Total	$141,792,600	$372,836,514
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2023. For the six months ended August 31, 2022, this management fee reduction amounted to $283,707, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2022 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
For the period from March 1, 2022 through July 31, 2022, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing
29

Notes to Financial Statements (unaudited) - continued
agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%
This written agreement terminated on July 31, 2022. For the period from March 1, 2022 through July 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.07%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2024. For the period from August 1, 2022 through August 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,754 for the six months ended August 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 407,477
Class B	0.75%	0.25%	1.00%	1.00%	25,943
Class C	0.75%	0.25%	1.00%	1.00%	167,778
Class R1	0.75%	0.25%	1.00%	1.00%	10,364
Class R2	0.25%	0.25%	0.50%	0.50%	15,056
Class R3	—	0.25%	0.25%	0.25%	118,669
Total Distribution and Service Fees					$745,287
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2022, this rebate amounted to $76 and $20 for Class A and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2022, were as follows:
Amount
Class A	$49
Class B	4,894
Class C	114
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2022, the fee was $56,425, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,166,247.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2022 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 213 shares of Class R1 for an aggregate amount of $3,559.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $113,741 and $6,667,608, respectively. The sales transactions resulted in net realized gains (losses) of $(756,919).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2022, this reimbursement amounted to $154,932, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $579,178,757 and $727,832,583, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/22		Year ended 2/28/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	429,364	$7,962,377	1,098,623	$22,440,858
Class B	657	11,364	4,693	88,671
Class C	24,658	424,468	73,653	1,430,370
Class I	14,152,242	264,294,240	23,172,755	478,577,848
Class R1	21,274	374,251	44,355	850,624
Class R2	30,091	553,400	150,541	3,094,638
Class R3	507,318	9,515,285	1,796,008	37,157,318
Class R4	401,503	7,550,647	1,451,743	30,146,067
Class R6	6,961,701	131,801,114	19,041,746	396,650,999
	22,528,808	$422,487,146	46,834,117	$970,437,393
Shares issued to shareholders in reinvestment of distributions
Class A	630,742	$11,372,283	1,604,212	$31,851,630
Class B	10,590	178,123	30,529	568,762
Class C	71,185	1,190,209	190,074	3,520,261
Class I	3,273,823	59,616,308	7,437,596	148,948,456
Class R1	4,605	77,454	12,144	226,208
Class R2	12,084	215,468	25,476	501,000
Class R3	180,684	3,264,962	447,641	8,905,282
Class R4	153,171	2,793,842	446,689	8,957,807
Class R6	3,035,426	55,487,582	7,443,689	149,542,988
	7,372,310	$134,196,231	17,638,050	$353,022,394
Shares reacquired
Class A	(1,578,771)	$(29,632,822)	(2,683,483)	$(54,860,923)
Class B	(48,026)	(836,518)	(58,640)	(1,130,466)
Class C	(208,474)	(3,569,940)	(488,417)	(9,439,974)
Class I	(17,809,999)	(328,426,920)	(18,342,265)	(381,438,542)
Class R1	(13,875)	(250,561)	(70,268)	(1,327,926)
Class R2	(21,674)	(382,948)	(121,020)	(2,477,181)
Class R3	(823,460)	(15,213,994)	(1,846,089)	(37,845,051)
Class R4	(1,430,969)	(26,399,045)	(2,357,189)	(49,091,085)
Class R6	(8,339,672)	(156,817,890)	(25,868,519)	(536,393,059)
	(30,274,920)	$(561,530,638)	(51,835,890)	$(1,074,004,207)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/22		Year ended 2/28/22
	Shares	Amount	Shares	Amount
Net change
Class A	(518,665)	$(10,298,162)	19,352	$(568,435)
Class B	(36,779)	(647,031)	(23,418)	(473,033)
Class C	(112,631)	(1,955,263)	(224,690)	(4,489,343)
Class I	(383,934)	(4,516,372)	12,268,086	246,087,762
Class R1	12,004	201,144	(13,769)	(251,094)
Class R2	20,501	385,920	54,997	1,118,457
Class R3	(135,458)	(2,433,747)	397,560	8,217,549
Class R4	(876,295)	(16,054,556)	(458,757)	(9,987,211)
Class R6	1,657,455	30,470,806	616,916	9,800,928
	(373,802)	$(4,847,261)	12,636,277	$249,455,580
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
34

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended August 31, 2022, the fund’s commitment fee and interest expense were $9,240 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,782,312	$364,148,803	$336,633,965	$2,082	$(236)	$45,298,996
Zumiez, Inc.	44,592,594	1,824,624	711,381	(439,931)	(18,413,817)	26,852,089
	$62,374,906	$365,973,427	$337,345,346	$(437,849)	$(18,414,053)	$72,151,085

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$209,070	$—
Zumiez, Inc.	—	—
	$209,070	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
35

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
36

Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
37

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense
38

Board Review of Investment Advisory Agreement - continued
ratio was approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for Class R6 shares of the Fund effective August 1, 2022, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
39

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
40

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
41

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
42

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
Date: October 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)
Date: October 17, 2022
By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: October 17, 2022

* Print name and title of each signing officer under his or her signature.